UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds

31 March

2021

Nuveen Taxable Fixed Income Funds

Fund Name	Class A	Class C	Class R6	Class I
Nuveen High Yield Income Fund	NCOAX	NCFCX	NCSRX	NCOIX
Nuveen Floating Rate Income Fund	NFRAX	NFFCX	NFRFX	NFRIX

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

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Table

of Contents

Chair’s Letter to Shareholders

Dear Shareholders,

More than a year has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020: a year of global economic recession, financial market turbulence and some immeasurable losses. A year later the health crisis persists but the widespread distribution of vaccines in the U.S. is enabling us to look forward to what our “new normal” might be. In the meantime, extraordinary economic interventions by governments and central banks around the world are helping to bridge the gap.

With vaccine progress and economic stimulus beginning to provide real benefits to the global economy, markets are anticipating a strong rebound in growth, especially in the U.S. To extend relief programs enacted earlier in the crisis, the U.S. government passed $900 billion in aid to individuals and businesses in late December 2020. Another $1.9 trillion relief package was signed into law in March 2021 providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. Additional stimulus proposals are set to be discussed in Congress. The U.S. Federal Reserve, along with other central banks around the world, has pledged to keep monetary conditions accommodative for as long as necessary, as they consider the recent increase in inflation risks as transitory.

While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. COVID-19 cases are still elevated in some regions, as more virulent strains have spread and vaccination rollouts have been uneven around the world. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored. Achieving sufficient inoculation of the population depends on many variables, including logistics, public confidence, real-world efficacy and the emergence of variant virus strains, as well as whether young children can safely and effectively be vaccinated. In the U.S., the recent slowdown in vaccine demand is prompting a shift from mass distribution to outreach. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either of which could cause investment outlooks to shift. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

If you have concerns about what’s coming next, it can be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

May 24, 2021

Portfolio Managers’ Comments

Nuveen High Yield Income Fund

Nuveen Floating Rate Income Fund

The Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser (the “Adviser”). On December 31, 2020, the Funds’ previous sub-adviser, Symphony Asset Management, LLC (“Symphony”), also an affiliate of the Adviser, was merged with and into NAM (the “Reorganization”). Effective as of the date of the Reorganization, NAM assumed the portfolio management responsibilities for the Funds’ investment portfolio and, as previously approved by the Fund’s Board of Trustees, the Funds’ entered into an amended and restated sub-advisory agreement with NAM, the terms of which were substantially identical to the prior sub-advisory agreement with Symphony. Portfolio Managers Scott Caraher and Jean C. Lin, CFA, oversee the investments of the Nuveen High Yield Income Fund. Portfolio Managers Scott Caraher and Kevin Lorenz, CFA, oversee the investments of the Nuveen Floating Rate Income Fund.

Here the Funds’ portfolio management teams discuss key investment strategies and performance of the Funds for the six-month reporting period ended March 31, 2021.

An Update on COVID-19 Coronavirus and its Impact on the Securities Markets

Vaccination progress across Western countries has been encouraging for the markets, although the spread of new variants of the COVID-19 coronavirus is being closely watched. The vaccine rollouts have also been slower than expected in some regions while the momentum is slowing in the U.S. Nevertheless, there are more vaccines still in development, some of which have announced positive trial results, vaccine trials have begun for children and governments are looking to adjust rollout plans to speed distribution.

After moderating in late 2020, the U.S. economic recovery reaccelerated in early 2021 as vaccinations, reopening and federal stimulus checks encouraged consumer spending. Pledges from central banks and governments to sustain the recovery with policy support are underpinning positive economic outlooks for the full year and beyond. The U.S. government approved a $900 billion relief package in late December 2020 and followed with another $1.9 trillion stimulus plan in March 2021. The Biden administration has proposed a $2 trillion infrastructure improvement plan and a $1.8 trillion families plan investing in education, child care, paid family leave and other support, although the specifics of both proposals are expected to be highly debated in Congress.

Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® Index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise, any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comment (continued)

0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shut-downs across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.

Nuveen Fund Advisors, LLC, and the portfolio management teams are monitoring the situation carefully and managing the Funds to best pursue investment objectives while mitigating risks through all market environments.

Nuveen High Yield Income Fund

How did the Fund perform during the six-month reporting period ended March 31, 2021?

The table in the Fund Performance and Expense Ratios section of this report provides total return performance information for each share class of the Fund for the period ended March 31, 2021. Comparative performance information is provided for the Fund’s Class A Share total return at net asset value (NAV).

The Fund’s Class A Shares at NAV outperformed the ICE BofA US High Yield Index and the Lipper High Yield Funds Classification Average during the reporting period. For the purposes of this Performance Commentary, mentions of relative performance are in comparison to the ICE BofA US High Yield Index.

What strategies were used to manage the Fund during the six-month reporting period ended March 31, 2021 and how did these strategies influence performance?

The Fund seeks current income and capital appreciation by investing primarily in debt instruments such as bonds, loans and convertible securities, a substantial portion of which may be rated below investment grade or, if unrated, of comparable quality. The Fund invests at least 80% of the sum of its net assets (plus the amount of any borrowings for investment purposes in debt instruments) rated below investment grade or, if unrated, deemed by the Fund’s portfolio managers to be of comparable quality. Below investment grade securities are commonly referred to as “high yield” securities or “junk” bonds. The Fund may invest up to 30% of its net assets in loans. As of the end of the reporting period, the Fund’s portfolio had 19.7% in senior loans and 74.5% high yield bonds. The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, swap agreements, including interest rate swaps, total return swaps and credit default swaps and options on swap agreements.

At the beginning of the reporting period, the Fund began to selectively rotate out of lower yielding and longer duration BBB and BB rated bonds and selectively add to B and CCC rated credits. These additions emphasized loans and bonds from issuers with competitive advantages and balance sheets or that stood to benefit from supportive monetary and fiscal policy. As of the end of the reporting period, the Fund remained underweight in BB rated bonds. From an industry perspective, the Fund selectively added to its consumer cyclicals and energy holdings while trimming positions in select consumer noncyclicals and communications holdings.

High yield bonds rallied during the six-month reporting period amid positive COVID-19 vaccination trends, the enactment of $2.8 trillion in fiscal stimulus and growing optimism about a robust U.S. economic recovery. Within the asset class, spreads tightened across industries and the credit spectrum. Tightening was most pronounced in lower quality (CCC rated) issues, but higher quality BB and B bonds also generated strong returns.

On an industry basis, energy and transportation performed the best, while electric utility companies lagged. High yield primary issuance remained robust during the reporting period, although refinancing activity accounted for most of the volume. Credit fundamentals improved, which was reflected in lower default rates.

Breaking down the Fund’s relative performance, the largest contribution came from an active underweight in BB rated issues, combined with security selection within this quality tier. An underweight in select lower yielding, long duration bonds that underperformed as interest rates rose during the reporting period also boosted the Fund’s relative results.

Specific contributors to relative performance included the loans of automotive and specialty LED light producer Lumileds which performed well amid improved earnings and the strengthening U.S. economy. The Fund continued to hold this position as of the end of the reporting period. Also adding significantly to returns were loans of Syniverse Holdings, Inc., a global telecommunications company focused on mobile technology. Syniverse benefited from the announcement of a partnership with cloud communication platform Twilio. The loans remained in the Fund through the end of the reporting period. Another key contributor to Fund performance was equity received through debt restructuring. This included the reorganization equity of broadcast company iHeartMedia, Inc., which gained as equity markets rose on COVID-19 vaccine optimism. The Fund took advantage of this price appreciation and reduced its exposure to the security during the reporting period.

The positive effects of these contributions were partially offset by positioning that detracted from the Fund’s relative performance. The largest detractor was an active underweight in the energy sector, combined with disappointing issue selection within the sector. Most notably, the Fund was underweight oil field services and midstream issuers that rallied during the reporting period. Additionally, the negative impact of individual selections within health care more than offset the benefit of the Fund’s active overweight of the sector. In particular, the Fund was underweight Community Health Systems Inc., whose bonds gained ground after the company launched a cash tender offer for four of its outstanding note issues in the fourth quarter of 2020. Lastly, holding cash, in large part due to heavy refinancing activity in the high yield bond segment, was a drag on Fund performance as well.

Nuveen Floating Rate Income Fund

How did the Fund perform during the six-month reporting period ended March 31, 2021?

The table in the Fund Performance and Expense Ratios section of this report provides total return performance information for each share class of the Fund for the period ended March 31, 2021. Comparative performance information is provided for the Fund’s Class A Share total return at net asset value (NAV).

The Fund’s Class A Shares at NAV outperformed the Credit Suisse Leveraged Loan Index and the Lipper Loan Participation Funds Classification Average during the reporting period. For the purposes of this Performance Commentary, mentions of relative performance are in comparison to the Credit Suisse Leveraged Loan Index.

What strategies were used to manage the Fund during the six-month reporting period ended March 31, 2021 and how did these strategies influence performance?

The Fund seeks current income and capital appreciation by investing primarily in floating rate loans and other floating rate securities, a substantial portion of which will be rated below investment grade. The Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate securities. Floating rate securities are defined to include floating rate loans, other floating rate debt securities, money market securities and shares of money market and short-term bond funds. The Fund may invest up to 20% of its net assets in other securities, which would primarily be fixed rate debt securities, convertible securities and equity securities received as a result of the restructuring of an issuer’s debt. As of the end of the reporting period, the Fund’s portfolio had 83.9% in senior loans and 13.9% corporate bonds. A substantial portion of the Fund’s assets generally will be invested in securities rated below investment grade or, if unrated, deemed to be of comparable quality. The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, swap agreements, including interest rate swaps, total return swaps, credit default swaps and options on swap agreements.

During the six-month reporting period, positive sentiment for senior loans was driven by the successful rollout of COVID-19 vaccinations, stronger-than-expected economic data and the enactment of two large fiscal stimulus packages. Lower quality, discounted issues produced the strongest gains, while higher quality assets began the reporting period trading closer to par and, as a result, had less upside potential. In general, loans have limited call protection, which tends to make it difficult for them to trade meaningfully above par.

From an industry/sector perspective, the best performance came from loans in areas that had been particularly hard-hit by the COVID-19 crisis, such as energy, consumer nondurable goods and airlines. Supply and demand factors for loans were favorable, with a steady appetite from collateralized loan obligations (CLOs), the largest buyer of senior loans. Retail investors showed a renewed interest in loans, as well, reversing what had been consistent outflows from loan mutual funds and exchange-traded funds (ETFs) in 2020 into inflows at the beginning of 2021. This increased demand for loans was met with constrained supply throughout the reporting period, boosting their prices. Meanwhile, credit fundamentals improved, resulting in steadily moderating default rates.

Portfolio Managers’ Comment (continued)

The Fund’s outperformance versus the Index during the reporting period was driven in large part by issuer specific portfolio holdings that delivered strong performance. Among these were loans from oil and gas exploration and production (E&P) company California Resources Corporation, which benefited from optimism for a cyclical recovery and a rebound in oil prices. In addition, loans of automotive and specialty LED light producer Lumileds boosted the Fund’s relative performance, as the company performed well amid improved earnings and the strengthening U.S. economy. The Fund continued to hold these positions as of the end of the reporting period. Also adding significantly to the Fund’s return versus the Index were loans of Syniverse Holdings, Inc., a global telecommunications company focused on mobile technology. Syniverse gained following the announcement of a partnership with cloud communication platform Twilio. The loans remained in the Fund through the end of the reporting period. Lastly, contributions to relative performance came from exposure to B rated and CCC rated issuers, as well as security selection within lower quality credit tiers.

The positive effects of these contributions were partially offset by positioning that detracted from the Fund’s relative performance versus the Credit Suisse Leveraged Loan Index. One detractor from performance was an active overweight in BBB rated issues, which lagged as higher rated loans trailed their lower quality counterparts during the reporting period. The negative impact of individual selections within the utilities sector, combined with an active overweight in this underperforming sector, also hurt relative performance. Lastly, holding a moderate level of cash was a small drag on performance given senior loans’ strong returns during the reporting period.

Risk Considerations and Dividend Information

Risk Considerations

Nuveen High Yield Income Fund

Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. This Fund is subject to the risks of investing in loans, including loan settlement risk due to the lack of established settlement standards or remedies for failure to settle and covenant lite loan risk, which is the risk that loans with limited restrictive covenants on borrowers may weaken the Fund’s ability to access collateral securing the loan and enforce its rights as a lender. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, call, derivatives, income, and unrated securities risks, are described in detail in the Fund’s prospectus.

Nuveen Floating Rate Income Fund

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. The value of the Fund’s convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the underlying securities. This Fund is subject to loan settlement risk due to the lack of established settlement standards or remedies for failure to settle.

Dividend Information

Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.

Fund Performance

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for Class A Shares at NAV only.

Expense Ratios

The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.

Nuveen High Yield Income Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratios

		Total Returns as of March 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Class A Shares at NAV	4/28/10	7.97%	21.56%	7.44%	5.57%	1.05%	1.01%
Class A Shares at maximum Offering Price	4/28/10	2.84%	15.79%	6.40%	5.06%	—	—
ICE BofA U.S. High Yield Index	—	7.44%	23.31%	7.94%	6.31%	—	—
Lipper High Yield Funds Classification Average	—	7.30%	22.34%	6.86%	5.37%	—	—

Class C Shares	4/28/10	7.57%	20.67%	6.64%	4.94%	1.81%	1.76%
Class I Shares	4/28/10	8.08%	21.89%	7.70%	5.83%	0.80%	0.76%

		Total Returns as of March 31, 2021*
		Cumulative	Average Annual			Expense Ratios**
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Gross	Net
Class R6 Shares	10/01/14	8.12%	21.96%	7.81%	4.65%	0.69%	0.64%

*

Class A Shares have a maximum 4.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-years conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

**

The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through July 31, 2022 or 1.35% after July 31, 2022 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2022 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Fund Performance and Expense Ratios (continued)

Nuveen Floating Rate Income Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to Glossary of Terms Used in this Report for definitions of terms used in this section.

Fund Performance and Expense Ratios

		Total Returns as of March 31, 2021*
		Cumulative	Average Annual
	Inception Date	6-Months	1-Year	5-Year	Since Inception	Expense Ratios
Class A Shares at NAV	5/02/11	7.85%	18.87%	4.57%	4.24%	1.02%
Class A Shares at maximum Offering Price	5/02/11	4.61%	15.31%	3.94%	3.92%	—
Credit Suisse Leveraged Loan Index	—	5.72%	20.77%	5.33%	4.38%	—
Lipper Loan Participation Funds Classification Average	—	5.17%	17.82%	4.12%	3.32%	—

Class C Shares	5/02/11	7.40%	18.00%	3.79%	3.61%	1.77%
Class R6 Shares	1/28/15	7.99%	19.24%	4.94%	3.88%	0.68%
Class I Shares	5/02/11	7.97%	19.21%	4.84%	4.50%	0.77%

*

Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $500,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-years conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Yields    as of March 31, 2021

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. If the fund did not receive a fee waiver/expense reimbursement during the period under its most recent agreement, subsidized and unsubsidized yields will be equal. Refer to the Notes to Financial Statements, Note 7 – Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

Nuveen High Yield Income Fund

	Share Class
	Class A1	Class C	Class R6	Class I
Dividend Yield	5.02%	4.48%	5.65%	5.51%
SEC 30-Day Yield-Subsidized	3.96%	3.40%	4.47%	4.39%
SEC 30-Day Yield-Unsubsidized	3.96%	3.40%	4.47%	4.39%

Nuveen Floating Rate Income Fund

	Share Class
	Class A1	Class C	Class R6	Class I
Dividend Yield	5.08%	4.47%	5.56%	5.49%
SEC 30-Day Yield	3.37%	2.73%	3.82%	3.76%

1

The SEC Yield for Class A Shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Holding Summaries    as of March 31, 2021

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen High Yield Income Fund

Fund Allocation

(% of net assets)

Corporate Bonds	73.6%

Variable Rate Senior Loan Interests	19.2%

Common Stocks	0.8%

Convertible Bonds	0.3%

Warrants	0.0%

Common Stock Rights	0.0%

Investments Purchased with Collateral from Securities Lending	2.4%

Investment Companies	5.4%

Other Assets Less Liabilities	(1.7)%

Net Assets	100%

Top Five Holdings

(% of net assets)

BlackRock Liquidity Funds T-Fund	5.4%

Avaya Inc	1.3%

Tenet Healthcare Corp	1.1%

Syniverse Holdings, Inc., Term Loan C	1.0%

Carnival Corp	1.0%

Portfolio Composition

(% of net assets)

Oil, Gas & Consumable Fuels	11.8%

Media	7.4%

Health Care Providers & Services	6.0%

Hotels, Restaurants & Leisure	5.9%

Metals & Mining	4.3%

Software	3.6%

Auto Components	3.4%

Specialty Retail	3.4%

Automobiles	2.9%

Equity Real Estate Investment Trust	2.9%

IT Services	2.7%

Communications Equipment	2.6%

Diversified Telecommunication Services	2.6%

Chemicals	2.4%

Commercial Services & Supplies	2.2%

Food & Staples Retailing	2.0%

Electric Utilities	1.8%

Personal Products	1.6%

Consumer Finance	1.5%

Real Estate Management & Development	1.4%

Building Products	1.4%

Internet Software & Services	1.2%

Other[1]	18.9%

Investments Purchased with Collateral from Securities Lending	2.4%

Investment Companies	5.4%

Other Assets Less Liabilities	(1.7)%

Net Assets	100%

Portfolio Credit Quality

(% of total long-term fixed-income investments)

BBB	0.2%

BB or Lower	97.8%

N/R (not rated)	2.0%

Total	100%

1	See Portfolio of Investments for details on “other” Portfolio Composition.

Nuveen Floating Rate Income Fund

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	84.2%

Corporate Bonds	13.6%

Common Stocks	2.1%

Warrants	0.1%

Convertible Preferred Securities	0.0%

Common Stock Rights	0.0%

Investment Companies	6.0%

Other Assets Less Liabilities	(6.0)%

Net Assets	100%

Top Five Holdings

(% of net assets)

BlackRock Liquidity Funds T-Fund	6.0%

Intelsat Jackson Holdings, S.A., Term Loan B	1.7%

Surgery Center Holdings Inc., Initial Term Loan	1.4%

Clear Channel Outdoor Holdings, Inc., Term Loan B	1.4%

Numericable Group S.A., Term Loan B13	1.1%

Portfolio Composition

(% of net assets)

Media	11.4%

Hotels, Restaurants & Leisure	8.6%

Health Care Providers & Services	8.2%

Software	8.2%

Pharmaceuticals	6.2%

Diversified Telecommunication Services	3.9%

Oil, Gas & Consumable Fuels	3.5%

Commercial Services & Supplies	3.5%

Road & Rail	3.1%

Communications Equipment	2.6%

Entertainment	2.4%

IT Services	2.3%

Aerospace & Defense	2.2%

Airlines	1.9%

Specialty Retail	1.9%

Insurance	1.8%

Health Care Equipment & Supplies	1.5%

Diversified Financial Services	1.4%

Electric Utilities	1.4%

Personal Products	1.4%

Equity Real Estate Investment Trust	1.3%

Semiconductors & Semiconductor Equipment	1.2%

Internet Software & Services	1.2%

Other[1]	18.9%

Investment Companies	6.0%

Other Assets Less Liabilities	(6.0)%

Net Assets	100%

Portfolio Credit Quality

(% of total long-term fixed-income investments)

BBB	4.5%

BB or Lower	87.4%

N/R (not rated)	8.1%

Total	100%

1	See Portfolio of Investments for details on “other” Portfolio Composition.

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended March 31, 2021.

The beginning of the period is October 1, 2021.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen High Yield Income Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,079.68	$1,075.72	$1,081.18	$1,080.82
Expenses Incurred During the Period	$5.13	$9.06	$3.42	$3.84
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.00	$1,016.21	$1,021.64	$1,021.24
Expenses Incurred During the Period	$4.99	$8.80	$3.33	$3.73

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.99%, 1.75%, 0.66% and 0.74% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period).

Nuveen Floating Rate Income Fund

	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,078.47	$1,073.97	$1,079.87	$1,079.66
Expenses Incurred During the Period	$5.44	$9.31	$3.73	$4.15
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.70	$1,015.96	$1,021.34	$1,020.94
Expenses Incurred During the Period	$5.29	$9.05	$3.63	$4.03

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.05%, 1.80%, 0.72% and 0.80% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period).

Nuveen High Yield Income Fund

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 93.9%

	CORPORATE BONDS – 73.6%

	Aerospace & Defense – 0.9%

$2,250	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	$2,394,112

2,975	TransDigm Inc, 144A	4.625%	1/15/29	B–	2,933,499
5,225	Total Aerospace & Defense				5,327,611

	Air Freight & Logistics – 0.2%

950	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	Ba3	980,875

	Airlines – 0.4%

2,025	American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A	5.500%	4/20/26	Ba2	2,107,397

425	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	451,605
2,450	Total Airlines				2,559,002

	Auto Components – 3.4%

4,000	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	4,134,320

1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,967,985

1,375	Alta Equipment Group Inc, 144A, (WI/DD)	5.625%	4/15/26	B–	1,393,906

2,250	American Axle & Manufacturing Inc	6.250%	3/15/26	B	2,304,563

2,650	Clarios Global LP / Clarios US Finance Co, 144A	6.250%	5/15/26	B1	2,814,406

2,700	Goodyear Tire & Rubber Co	9.500%	5/31/25	BB–	3,028,860

1,000	IHO Verwaltungs GmbH, 144A, (cash 6.000%, PIK 6.750%)	6.000%	5/15/27	Ba2	1,049,130

775	Meritor Inc, 144A	4.500%	12/15/28	BB–	777,325

3,325	NESCO Holdings II Inc, 144A, (WI/DD)	5.500%	4/15/29	B	3,410,785
19,875	Total Auto Components				20,881,280

	Automobiles – 2.9%

4,600	Ford Motor Co	4.750%	1/15/43	BB+	4,634,040

1,800	Ford Motor Co	5.291%	12/08/46	BB+	1,892,286

1,800	Ford Motor Credit Co LLC	4.125%	8/17/27	BB+	1,858,500

5,500	Ford Motor Credit Co LLC	5.113%	5/03/29	BB+	5,903,975

1,800	Ford Motor Credit Co LLC	4.000%	11/13/30	BB+	1,785,582

1,750	PM General Purchaser LLC, 144A	9.500%	10/01/28	B+	1,868,125
17,250	Total Automobiles				17,942,508

	Beverages – 0.1%

725	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	739,500

	Building Products – 0.8%

1,400	Builders FirstSource Inc, 144A	5.000%	3/01/30	B+	1,467,970

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Building Products (continued)

$2,700	Hillman Group Inc, 144A	6.375%	7/15/22	CCC	$2,703,375

880	Standard Industries Inc/NJ, 144A	4.375%	7/15/30	BBB–	887,920
4,980	Total Building Products				5,059,265

	Capital Markets – 0.3%

1,775	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	1,860,963

	Chemicals – 2.4%

650	Ingevity Corp, 144A	3.875%	11/01/28	BB	630,500

1,000	NOVA Chemicals Corp, 144A	5.250%	8/01/23	BB–	1,006,250

3,575	OCI NV, 144A	4.625%	10/15/25	BB	3,695,656

2,680	PQ Corp, 144A	5.750%	12/15/25	B	2,747,000

2,600	Rayonier AM Products Inc, 144A	7.625%	1/15/26	B1	2,762,500

4,050	Tronox Inc, 144A	4.625%	3/15/29	B	4,055,063
14,555	Total Chemicals				14,896,969

	Commercial Services & Supplies – 1.5%

2,000	ADT Security Corp, 144A	4.875%	7/15/32	BB–	2,032,500

750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB–	795,360

600	GFL Environmental Inc, 144A	3.750%	8/01/25	BB–	609,000

880	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	3.375%	8/31/27	BB–	853,600

5,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	5,204,950
9,230	Total Commercial Services & Supplies				9,495,410

	Communications Equipment – 2.0%

3,000	CommScope Technologies LLC, 144A	6.000%	6/15/25	B3	3,060,150

3,000	CommScope Technologies LLC, 144A	5.000%	3/15/27	B3	2,971,890

1,825	Gray Television Inc, 144A	4.750%	10/15/30	BB–	1,809,031

850	Viasat Inc, 144A	5.625%	9/15/25	BB–	863,991

1,800	Viasat Inc, 144A	5.625%	4/15/27	BB+	1,888,047

1,950	Viasat Inc, 144A	6.500%	7/15/28	BB–	2,053,467
12,425	Total Communications Equipment				12,646,576

	Construction Materials – 0.6%

2,000	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	2,095,000

1,700	US Concrete Inc, 144A	5.125%	3/01/29	BB–	1,751,000
3,700	Total Construction Materials				3,846,000

	Consumer Finance – 1.5%

5,000	Navient Corp	4.875%	3/15/28	Ba3	4,893,750

1,350	OneMain Finance Corp	8.875%	6/01/25	BB–	1,495,530

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$2,850	OneMain Finance Corp	4.000%	9/15/30	BB–	$2,771,625
9,200	Total Consumer Finance				9,160,905

	Containers & Packaging – 0.6%

1,500	Big River Steel LLC / BRS Finance Corp, 144A	6.625%	1/31/29	B–	1,633,797

1,760	Cascades Inc/Cascades USA Inc, 144A	5.375%	1/15/28	BB–	1,848,000
3,260	Total Containers & Packaging				3,481,797

	Distributors – 0.9%

900	American Builders & Contractors Supply Co Inc, 144A	4.000%	1/15/28	BB+	900,000

4,925	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB–	4,789,563
5,825	Total Distributors				5,689,563

	Diversified Financial Services – 0.2%

925	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	6.250%	6/03/26	BB	971,250

	Diversified Telecommunication Services – 1.7%

900	Altice France SA/France, 144A	5.500%	1/15/28	B	922,266

7,450	Avaya Inc, 144A	6.125%	9/15/28	BB–	7,908,659

700	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	699,125

880	Virgin Media Secured Finance PLC, 144A	4.500%	8/15/30	BB+	887,700
9,930	Total Diversified Telecommunication Services				10,417,750

	Electric Utilities – 1.6%

1,800	Bruce Mansfield Unit 1 2007 Pass Through Trust, (3)	6.850%	6/01/34	N/R	2,250

5,500	Edison International	5.375%	9/15/69	BB+	5,575,900

— (4)	Pacific Gas and Electric Co	3.150%	1/01/26	BBB–	148

1,850	PG&E Corp	5.000%	7/01/28	BB	1,954,479

2,250	Talen Energy Supply LLC, 144A	6.625%	1/15/28	BB–	2,247,615
11,400	Total Electric Utilities				9,780,392

	Electronic Equipment, Instruments & Components – 0.8%

1,975	Sensata Technologies BV, 144A	4.000%	4/15/29	BB+	2,010,609

2,925	TTM Technologies Inc, 144A	4.000%	3/01/29	BB	2,888,438
4,900	Total Electronic Equipment, Instruments & Components				4,899,047

	Energy Equipment & Services – 0.9%

3,950	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	4,012,410

1,625	Genesis Energy LP / Genesis Energy Finance Corp	8.000%	1/15/27	B+	1,645,345
5,575	Total Energy Equipment & Services				5,657,755

	Entertainment – 0.3%

1,450	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	1,587,750

	Equity Real Estate Investment Trust – 2.9%

3,468	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	3,607,760

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Equity Real Estate Investment Trust (continued)

$2,500	Diversified Healthcare Trust	4.375%	3/01/31	BB	$2,440,200

2,000	Iron Mountain Inc, 144A	4.875%	9/15/27	BB–	2,046,250

3,700	MPH Acquisition Holdings LLC, 144A, (5)	5.750%	11/01/28	B–	3,607,500

1,175	Starwood Property Trust Inc, 144A	5.500%	11/01/23	Ba3	1,227,875

3,635	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	3,928,508

920	VICI Properties LP / VICI Note Co Inc, 144A	4.125%	8/15/30	BB	928,004
17,398	Total Equity Real Estate Investment Trust				17,786,097

	Food & Staples Retailing – 1.2%

1,000	Chobani LLC / Chobani Finance Corp Inc, 144A	4.625%	11/15/28	B1	1,020,000

3,825	Del Monte Foods Inc, 144A	11.875%	5/15/25	CCC+	4,391,578

1,620	New Albertsons LP	8.000%	5/01/31	B	1,986,525
6,445	Total Food & Staples Retailing				7,398,103

	Food Products – 0.3%

1,575	Post Holdings Inc, 144A	4.625%	4/15/30	B+	1,578,938

	Health Care Providers & Services – 4.5%

1,880	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB–	1,922,300

4,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC–	4,187,480

900	Cushman & Wakefield US Borrower LLC, 144A	6.750%	5/15/28	Ba3	973,125

1,800	DaVita Inc, 144A	4.625%	6/01/30	Ba3	1,833,948

1,750	Global Medical Response Inc, 144A	6.500%	10/01/25	B	1,811,250

1,800	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	1,764,000

2,250	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	2,216,250

900	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB–	926,064

3,000	Team Health Holdings Inc, 144A	6.375%	2/01/25	CCC	2,643,540

2,550	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	2,613,699

6,650	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	6,940,937
27,480	Total Health Care Providers & Services				27,832,593

	Hotels, Restaurants & Leisure – 5.0%

1,000	Boyd Gaming Corp	4.750%	12/01/27	B	1,019,230

1,800	Carnival Corp, 144A	11.500%	4/01/23	Ba2	2,063,250

6,000	Carnival Corp, 144A	5.750%	3/01/27	B+	6,157,500

1,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	1,052,540

1,225	Churchill Downs Inc, 144A	4.750%	1/15/28	B+	1,266,938

700	International Game Technology PLC, 144A	4.125%	4/15/26	BB	719,306

5,575	Life Time Inc, 144A	5.750%	1/15/26	B–	5,735,560

2,150	NCL Corp Ltd, 144A	5.875%	3/15/26	B–	2,171,500

1,975	NCL Finance Ltd, 144A	6.125%	3/15/28	B–	2,012,031

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure (continued)

$1,675	Playtika Holding Corp, 144A	4.250%	3/15/29	B	$1,650,210

4,300	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	4,674,960

1,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	1,035,700

1,200	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.250%	5/15/27	BB–	1,256,556
29,600	Total Hotels, Restaurants & Leisure				30,815,281

	Household Durables – 0.2%

1,325	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	7.000%	12/31/27	CCC	1,269,840

	Household Products – 0.6%

3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,798,000

	Independent Power & Renewable Electricity Producers – 0.1%

450	Talen Energy Supply LLC, 144A	7.625%	6/01/28	BB	455,625

	Industrial Conglomerates – 0.7%

4,625	Icahn Enterprises LP / Icahn Enterprises Finance Corp, 144A	4.375%	2/01/29	BB	4,519,596

	Insurance – 0.8%

3,700	Acrisure LLC / Acrisure Finance Inc, 144A	4.250%	2/15/29	B	3,638,765

1,100	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	1,101,375
4,800	Total Insurance				4,740,140

	Interactive Media & Services – 0.0%

150	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	149,730

150	Arches Buyer Inc, 144A	6.125%	12/01/28	CCC+	154,500
300	Total Interactive Media & Services				304,230

	Internet Software & Services – 1.0%

1,225	J2 Global Inc, 144A	4.625%	10/15/30	BB	1,237,250

4,625	Rackspace Technology Global Inc, 144A, (5)	5.375%	12/01/28	B–	4,702,816
5,850	Total Internet Software & Services				5,940,066

	IT Services – 0.9%

2,700	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB–	2,855,250

2,600	Unisys Corp, 144A	6.875%	11/01/27	BB–	2,847,000
5,300	Total IT Services				5,702,250

	Leisure Products – 0.5%

3,200	Academy Ltd, 144A	6.000%	11/15/27	B	3,368,000

	Life Sciences Tools & Services – 0.1%

900	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B+	937,350

	Media – 6.2%

2,025	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	8/15/30	BB	2,063,880

5,650	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	4.500%	5/01/32	BB	5,720,625

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$2,650	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	$2,620,850

1,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B	1,685,192

2,400	DISH DBS Corp	5.000%	3/15/23	B2	2,503,800

1,000	DISH DBS Corp	5.875%	11/15/24	B2	1,045,820

900	DISH DBS Corp	7.750%	7/01/26	B2	993,362

2,800	Getty Images Inc, 144A	9.750%	3/01/27	CCC+	2,982,000

1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB–	1,926,000

1,900	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,037,750

2,420	iHeartCommunications Inc, 144A	4.750%	1/15/28	B+	2,438,150

3,400	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB	3,459,908

2,030	McGraw Hill LLC / McGraw-Hill Global Education Finance Inc, 144A	8.000%	11/30/24	Caa2	2,047,864

2,775	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.250%	1/15/29	B+	2,671,548

1,950	Radiate Holdco LLC / Radiate Finance Inc, 144A	6.500%	9/15/28	CCC+	2,059,102

1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,910,250
37,100	Total Media				38,166,101

	Metals & Mining – 4.3%

1,231	Cleveland-Cliffs Inc, 144A	9.875%	10/17/25	BB	1,442,178

2,000	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B–	2,145,000

3,375	Hecla Mining Co	7.250%	2/15/28	B	3,619,687

675	Hudbay Minerals Inc, 144A	4.500%	4/01/26	B+	701,534

1,075	Hudbay Minerals Inc, 144A	6.125%	4/01/29	B+	1,147,563

2,803	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	B	3,139,360

3,350	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp, 144A	7.500%	6/15/25	BB–	3,479,813

2,125	Taseko Mines Ltd, 144A	7.000%	2/15/26	B–	2,163,250

3,000	United States Steel Corp, (5)	6.250%	3/15/26	Caa2	3,031,245

3,250	United States Steel Corp	6.875%	3/01/29	Caa2	3,323,125

2,000	Warrior Met Coal Inc, 144A	8.000%	11/01/24	BB	2,050,000
24,884	Total Metals & Mining				26,242,755

	Oil, Gas & Consumable Fuels – 11.4%

2,750	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	B	2,774,062

1,700	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	B	1,828,384

725	Antero Resources Corp	5.625%	6/01/23	B+	727,451

750	Antero Resources Corp	5.000%	3/01/25	B+	750,578

1,850	Antero Resources Corp, 144A	8.375%	7/15/26	B+	2,039,625

1,350	Buckeye Partners LP, 144A	4.125%	3/01/25	BB	1,377,394

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$3,750	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.750%	4/15/23	B–	$3,722,287

1,363	Chesapeake Energy Corp, 144A	5.500%	2/01/26	BB–	1,418,740

1,025	Comstock Resources Inc, 144A	6.750%	3/01/29	B+	1,050,625

4,050	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB–	3,989,250

527	Energean Israel Finance Ltd, 144A	4.500%	3/30/24	Ba3	530,932

294	Energean Israel Finance Ltd.	4.875%	3/30/26	Ba3	295,741

294	Energean Israel Finance Ltd.	5.375%	3/30/28	Ba3	297,262

2,900	Energean Israel Finance Ltd.	5.875%	3/30/31	Ba3	2,893,942

2,350	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	2,272,403

2,205	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB–	2,309,737

440	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB	478,390

3,075	EQM Midstream Partners LP, 144A	4.750%	1/15/31	BB	2,982,750

950	Global Partners LP / GLP Finance Corp	6.875%	1/15/29	B+	1,019,588

1,800	Hess Midstream Operations LP, 144A	5.125%	6/15/28	BB+	1,819,800

575	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	5.750%	2/01/29	BB–	580,031

550	Hilcorp Energy I LP / Hilcorp Finance Co, 144A	6.000%	2/01/31	BB–	558,250

1,975	MEG Energy Corp, 144A	5.875%	2/01/29	BB–	1,979,937

960	Murphy Oil Corp	6.875%	8/15/24	BB+	981,600

2,000	Murphy Oil Corp	5.875%	12/01/27	BB+	1,960,000

3,150	New Fortress Energy Inc, 144A, (WI/DD)	6.500%	9/30/26	BB–	3,173,625

2,800	NGL Energy Operating LLC / NGL Energy Finance Corp, 144A	7.500%	2/01/26	BB–	2,877,000

1,150	NuStar Logistics LP	6.375%	10/01/30	BB–	1,243,437

3,600	Occidental Petroleum Corp	5.875%	9/01/25	Ba2	3,847,680

675	Occidental Petroleum Corp	5.500%	12/01/25	Ba2	713,813

2,750	Occidental Petroleum Corp	6.375%	9/01/28	Ba2	3,018,414

2,000	Occidental Petroleum Corp	8.875%	7/15/30	Ba2	2,522,000

1,000	Parkland Corp/Canada, 144A	6.000%	4/01/26	BB	1,045,800

675	Parkland Corp/Canada, 144A, (WI/DD)	4.500%	10/01/29	BB	675,844

2,750	SM Energy Co	5.000%	1/15/24	B	2,586,375

1,400	SM Energy Co	5.625%	6/01/25	B	1,295,294

3,700	Southwestern Energy Co, (5)	7.500%	4/01/26	BB	3,914,674

1,375	Sunoco LP / Sunoco Finance Corp, 144A	4.500%	5/15/29	BB	1,369,844

1,285	Western Midstream Operating LP	5.050%	2/01/30	BB	1,395,356
68,518	Total Oil, Gas & Consumable Fuels				70,317,915

	Personal Products – 0.2%

1,350	HLF Financing Sarl LLC / Herbalife International Inc, 144A	7.250%	8/15/26	BB–	1,414,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Pharmaceuticals – 1.1%

$3,349	Advanz Pharma Corp Ltd	8.000%	9/06/24	B–	$3,432,390

2,200	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	2,388,210

950	Endo Luxembourg Finance Co I Sarl / Endo US Inc, 144A	6.125%	4/01/29	B+	958,313
6,499	Total Pharmaceuticals				6,778,913

	Professional Services – 0.4%

2,400	ASGN Inc, 144A	4.625%	5/15/28	BB–	2,476,032

	Real Estate Management & Development – 1.4%

1,675	Kennedy-Wilson Inc	4.750%	3/01/29	BB	1,695,937

1,750	Kennedy-Wilson Inc	5.000%	3/01/31	BB	1,772,312

2,350	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	9.375%	4/01/27	B–	2,602,587

2,475	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B–	2,440,969
8,250	Total Real Estate Management & Development				8,511,805

	Software – 1.1%

1,350	Boxer Parent Co Inc, 144A	7.125%	10/02/25	B2	1,447,875

1,800	Camelot Finance SA, 144A	4.500%	11/01/26	B	1,861,056

1,300	LogMeIn Inc, 144A	5.500%	9/01/27	BB–	1,360,944

1,875	Rocket Software Inc, 144A	6.500%	2/15/29	CCC+	1,891,875
6,325	Total Software				6,561,750

	Specialty Retail – 3.0%

2,425	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.375%	4/01/26	B–	2,408,753

2,650	Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp, 144A	5.875%	4/01/29	B–	2,614,225

1,850	L Brands Inc, 144A	6.625%	10/01/30	BB–	2,112,330

300	PetSmart Inc / PetSmart Finance Corp, 144A	4.750%	2/15/28	BB–	306,813

4,455	Staples Inc, 144A	7.500%	4/15/26	B1	4,698,911

4,700	Staples Inc, 144A	10.750%	4/15/27	B3	4,641,250

1,675	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	1,692,085
18,055	Total Specialty Retail				18,474,367

	Technology Hardware, Storage & Peripherals – 0.6%

1,880	Diebold Nixdorf Inc, (5)	8.500%	4/15/24	CCC	1,920,420

1,825	Diebold Nixdorf Inc, 144A	9.375%	7/15/25	B–	2,032,594
3,705	Total Technology Hardware, Storage & Peripherals				3,953,014

	Thrifts & Mortgage Finance – 0.6%

3,500	Freedom Mortgage Corp, 144A	8.125%	11/15/24	B+	3,626,875

	Wireless Telecommunication Services – 0.5%

2,700	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	2,874,798
$441,739	Total Corporate Bonds (cost $441,265,152)				453,726,727

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 19.2% (6)

	Auto Components – 0.0%

$275	Truck Hero, Inc., Term Loan B	4.500%	1-Month LIBOR	3.750%	2/24/28	B2	$274,753

	Banks – 0.1%

366	iQor US, Inc., Exit Priority Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	368,395

	Beverages – 0.4%

2,725	Triton Water Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,717,969

	Building Products – 0.6%

785	DiversiTech Holdings, Inc., Refinanced Term Loan B1	4.250%	3-Month LIBOR	3.250%	12/02/24	N/R	782,747

3	DiversiTech Holdings, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	6/01/24	B+	3,389

2,594	White Cap Buyer LLC, Initial Closing Date Term Loan	4.500%	6-Month LIBOR	4.000%	10/19/27	B	2,592,061
3,382	Total Building Products						3,378,197

	Capital Markets – 0.8%

4,153	Sequa Corporation, Term Loan B, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B–	4,177,892

450	Sequa Corporation, Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC–	421,337

451	Sequa Corporation, Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	6.750%	3-Month LIBOR	6.750%	7/31/24	CCC–	421,336
5,054	Total Capital Markets						5,020,565

	Commercial Services & Supplies – 0.7%

692	Education Management LLC, Term Loan A, (3), (9)	0.000%	N/A	N/A	7/02/20	N/R	6,916

4,275	Spin Holdco, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	4,244,070
4,967	Total Commercial Services & Supplies						4,250,986

	Communications Equipment – 0.6%

2,660	Fleet U.S. Bidco Inc., Term Loan B	3.109%	1-Month LIBOR	3.000%	10/07/26	B+	2,646,202

1,298	Riverbed Technology, Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	1,250,489
3,958	Total Communications Equipment						3,896,691

	Diversified Consumer Services – 0.0%

472	Education Management LLC, Elevated Term Loan A1, (3), (9)	0.000%	N/A	N/A	7/02/20	N/R	5,896

12	Education Management LLC, Elevated Term Loan A2, (3)	8.500%	3-Month LIBOR	7.500%	7/02/20	N/R	—
484	Total Diversified Consumer Services						5,896

	Diversified Financial Services – 0.7%

3,998	Verscend Technologies, 2021 Term Loan, (DD1)	4.177%	3-Month LIBOR	4.000%	8/27/25	BB–	4,003,412

	Diversified Telecommunication Services – 0.9%

3,000	Frontier Communications Corporation, DIP Term Loan, (3)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	2,996,250

2,786	Numericable Group S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	2,783,089
5,786	Total Diversified Telecommunication Services						5,779,339

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Food & Staples Retailing – 0.8%

$2,388	Chobani LLC, Term Loan	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	$2,389,791

2,364	Hearthside Group Holdings LLC, Term Loan B	3.796%	1-Month LIBOR	3.688%	5/31/25	B2	2,343,856

137	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	138,084
4,889	Total Food & Staples Retailing						4,871,731

	Health Care Providers & Services – 1.5%

684	Gates Global LLC., Initial Dollar Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	683,239

2,070	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	12/26/26	B+	2,074,980

4,725	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	4,687,853

2,020	US Radiology Specialists, Inc., Term Loan B	6.250%	3-Month LIBOR	5.500%	12/15/27	B–	2,030,360
9,499	Total Health Care Providers & Services						9,476,432

	Health Care Technology – 0.3%

1,611	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,608,463

	Hotels, Restaurants & Leisure – 0.8%

364	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	6/17/21	N/R	321,017

893	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	924,197

1,616	ClubCorp Operations, Inc., Term Loan B, (DD1)	2.953%	3-Month LIBOR	2.750%	9/18/24	B–	1,523,185

2,369	IRB Holding Corp., Term Loan B	4.250%	3-Month LIBOR	3.250%	12/15/27	B	2,363,507
5,242	Total Hotels, Restaurants & Leisure						5,131,906

	Household Durables – 0.6%

2,053	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	2,054,948

1,546	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	1,547,864
3,599	Total Household Durables						3,602,812

	Interactive Media & Services – 0.9%

2,800	Ancestry.com, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,785,300

2,850	Rackspace Hosting, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,828,468
5,650	Total Interactive Media & Services						5,613,768

	Internet & Direct Marketing Retail – 0.2%

1,350	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	1,348,947

	Internet Software & Services – 0.2%

1,266	Greeneden U.S. Holdings II LLC, Term Loan B	4.750%	1-Month LIBOR	4.000%	12/01/27	B–	1,267,306

	IT Services – 1.8%

6,419	Syniverse Holdings, Inc., Term Loan C, (DD1)	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	6,344,156

4,892	West Corporation, Term Loan B, (DD1)	5.000%	3-Month LIBOR	4.000%	10/10/24	BB–	4,746,865
11,311	Total IT Services						11,091,021

	Life Sciences Tools & Services – 0.3%

1,895	Avantor Funding, Inc., Incremental Dollar Term Loan B4	3.250%	1-Month LIBOR	2.250%	11/06/27	BB+	1,898,330

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Machinery – 0.8%

$1,247	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	$1,246,676

985	Blount International, Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	988,655

2,679	Engineered Machinery Holdings, Inc., Initial Term Loan, First Lien	4.000%	3-Month LIBOR	3.000%	7/19/24	B2	2,673,095
4,911	Total Machinery						4,908,426

	Media – 0.9%

424	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	423,893

1,779	GCI, Inc., Term Loan B	3.500%	1-Month LIBOR	2.750%	10/15/25	Ba2	1,773,378

3,000	Intelsat Jackson Holdings, S.A., Term Loan B, (3)	8.000%	Prime	4.750%	11/27/23	N/R	3,056,595

274	Radiate Holdco LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	274,531
5,477	Total Media						5,528,397

	Oil, Gas & Consumable Fuels – 0.4%

649	Fieldwood Energy LLC, DIP Term Loan, (3), (8)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	671,708

3,913	Fieldwood Energy LLC, Exit Term Loan, (3)	0.000%	N/A	N/A	4/11/22	N/R	1,548,729

3,520	Fieldwood Energy LLC, Exit Term Loan, second Lien, (3)	0.000%	N/A	N/A	4/11/23	N/R	202,427
8,082	Total Oil, Gas & Consumable Fuels						2,422,864

	Personal Products – 1.4%

3,017	KIK Custom, Term Loan	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	2,978,362

7,279	Revlon Consumer Products Corporation, Term Loan B, First Lien, (9)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	5,413,467

11	Revlon Consumer Products Corporation, Term Loan B, First Lien, (9)	4.500%	2-Month LIBOR	3.500%	9/07/23	CC	8,384
10,307	Total Personal Products						8,400,213

	Professional Services – 0.1%

896	Dun & Bradstreet Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	891,859

	Road & Rail – 0.5%

2,800	Hertz Corporation, Term Loan B1, (3)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	2,815,106

	Semiconductors & Semiconductor Equipment – 0.4%

2,422	Lumileds, Term Loan B	4.500%	3-Month LIBOR	3.500%	6/30/24	CCC	1,858,643

537	Lumileds, Term Loan B	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	412,382
2,959	Total Semiconductors & Semiconductor Equipment						2,271,025

	Software – 2.1%

3,154	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	3,148,045

2,344	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	2,346,328

2,494	Epicor Software Corporation, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	2,489,829

973	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	12/31/49	CCC+	958,932

1,547	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	1,589,512

1,679	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B–	1,678,596

Principal Amount (000)	Description (1)	Coupon (6)	Reference Rate (6)	Spread (6)	Maturity (7)	Ratings (2)	Value

	Software (continued)

$948	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	$948,336
13,139	Total Software						13,159,578

	Specialty Retail – 0.4%

2,500	Petsmart, Inc., 2021 Term Loan	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	2,499,624
$128,378	Total Variable Rate Senior Loan Interests (cost $123,535,513)						118,504,011

Shares	Description (1)						Value

	COMMON STOCKS – 0.8%

	Banks – 0.1%

32,423	iQor US Inc, (10), (11)						$434,890

	Electric Utilities – 0.2%

38,861	Energy Harbor Corp, (10), (11), (12)						1,099,456

	Hotels, Restaurants & Leisure – 0.1%

86,730	24 Hour Fitness Worldwide Inc, (10)						216,825

182,331	24 Hour Fitness Worldwide Inc, (10), (11)						387,453
	Total Hotels, Restaurants & Leisure						604,278

	Internet & Direct Marketing Retail – 0.0%

652	Catalina Marketing Corp, (10), (11)						1,195

	Media – 0.0%

9,292	Tribune Co, (9), (11)						9

	Software – 0.4%

15,728	SkillSoft Corp, (10), (11)						2,595,120

675	SkillSoft Corp, (10), (11)						128,250

992	SkillSoft Corp, (9), (11)						1

1,984	SkillSoft Corp, (10), (11)						—
	Total Software						2,723,371
	Total Common Stocks (cost $7,846,772)						4,863,199

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.3%

	Media – 0.3%

$1,800	DISH Network Corp	3.375%			8/15/26	B1	$1,730,340
$1,800	Total Convertible Bonds (cost $1,855,504)						1,730,340

Shares	Description (1)						Value

	WARRANTS – 0.0%

	Communications Equipment – 0.0%

45,063	Avaya Holdings Corp, (10)						$405,567
	Total Warrants (cost $4,643,893)						405,567

Nuveen High Yield Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

14,531	Fieldwood Energy Inc, (10), (11)		$—

2,935	Fieldwood Energy Inc, (10), (11)		—
	Total Common Stock Rights (cost $414,740)		—
	Total Long-Term Investments (cost $579,561,574)		579,229,844

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.4%

	MONEY MARKET FUNDS – 2.4%

14,885,194	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.030% (14)	$14,885,194
	Total Investments Purchased with Collateral from Securities Lending (cost $14,885,194)		14,885,194

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 5.4%

	INVESTMENT COMPANIES – 5.4%

33,143,361	BlackRock Liquidity Funds T-Fund Portfolio	0.030% (15)	$33,143,361
	Total Short-Term Investments (cost $33,143,361)		33,143,361
	Total Investments (cost $627,590,129) – 101.7%		627,258,399
	Other Assets Less Liabilities – (1.7)%		(10,767,458)
	Net Assets – 100%		$616,490,941

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(4)	Principal Amount (000) rounds to less than $1,000.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $14,327,822.

(6)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(8)

Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(10)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(12)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

(13)

The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

(14)	The rate shown is the one-day yield as of the end of the reporting period.

(15)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Nuveen Floating Rate Income Fund

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 100.0%

	VARIABLE RATE SENIOR LOAN INTERESTS – 84.2% (2)

	Aerospace & Defense – 1.5%

$650	Bombardier Recreational Products, Inc., 2021 Incremental Term Loan	2.109%	1-Month LIBOR	2.000%	5/23/27	BB–	$643,858

5,981	MacDonald, Dettwiler and Associates, Ltd., Term Loan B, (DD1)	2.860%	1-Month LIBOR	2.750%	10/05/24	B	5,921,698

556	Standard Aero, Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	540,307

299	Standard Aero, Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	290,488

1,378	Transdigm, Inc., Term Loan E	2.359%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,351,914

2,804	Transdigm, Inc., Term Loan F	2.359%	1-Month LIBOR	2.250%	12/09/25	Ba3	2,749,645
11,668	Total Aerospace & Defense						11,497,910

	Air Freight & Logistics – 0.0%

120	PAE Holding Corp, Delayed Draw	5.250%	3-Month LIBOR	4.500%	10/19/27	B	119,938

	Airlines – 1.9%

3,028	AAdvantage Loyality IP Ltd., Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	3,105,741

2,659	Allegiant Travel Company, Replacement Term Loan	3.198%	3-Month LIBOR	3.000%	2/05/24	Ba3	2,643,408

84	American Airlines, Inc., Term Loan B	2.109%	1-Month LIBOR	2.000%	4/28/23	Ba3	80,074

532	American Airlines, Inc., Term Loan B	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	509,527

2,275	Delta Air Lines SkyMiles, Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	2,392,163

1,823	United Air Lines, Inc., Term Loan B	1.865%	1-Month LIBOR	1.750%	4/01/24	Ba1	1,778,345

790	United Air Lines, Inc., Term Loan B	6.250%	3-Month LIBOR	5.250%	6/20/27	Baa3	840,675

3,856	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB–	3,747,964
15,047	Total Airlines						15,097,897

	Auto Components – 0.7%

1,675	DexKo Global, Inc., Term Loan B	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	1,674,764

2,412	Johnson Controls, Inc., New Dollar Term Loan	3.359%	1-Month LIBOR	3.250%	4/30/26	B1	2,391,010

1,746	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	1,751,447
5,833	Total Auto Components						5,817,221

	Automobiles – 0.4%

519	Caliber Collision, Term Loan B	3.109%	1-Month LIBOR	3.000%	2/05/26	B1	514,115

2,320	Navistar, Inc., Term Loan B	3.620%	1-Month LIBOR	3.500%	11/06/24	Ba2	2,323,933
2,839	Total Automobiles						2,838,048

	Banks – 0.0%

305	iQor US, Inc., Exit Priority Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	307,857

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Beverages – 0.3%

$2,626	Triton Water Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	$2,618,731

	Biotechnology – 0.2%

1,690	Grifols, Inc., Term Loan B, First Lien	2.081%	1-Week LIBOR	2.000%	11/15/27	Ba2	1,672,992

	Building Products – 0.5%

213	LBM Acquisition LLC, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	212,189

957	LBM Acquisition LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	954,851

1,480	Ply Gem Industries, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,476,300

1,318	Quikrete Holdings, Inc., Term Loan B	2.609%	1-Month LIBOR	2.500%	1/31/27	BB–	1,310,952
3,968	Total Building Products						3,954,292

	Capital Markets – 0.7%

878	Kloeckner Pentaplast of America, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	877,450

1,129	Lions Gate Entertainment Corporation, Term Loan A	1.859%	1-Month LIBOR	1.750%	3/22/23	Ba2	1,118,980

2,918	Sequa Corporation, Term Loan B, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B–	2,936,090

896	Sequa Corporation, Term Loan, Second Lien, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC–	837,105
5,821	Total Capital Markets						5,769,625

	Chemicals – 0.4%

833	Atotech, Initial Dollar Term Loan	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	832,179

1,050	INEOS US Petrochem LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	1,048,525

989	Innophos Holdings, Inc., Term Loan B	3.609%	1-Month LIBOR	3.500%	2/07/27	B+	988,349

662	Unifrax Holdings, Term Loan, First Lien	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	631,026
3,534	Total Chemicals						3,500,079

	Commercial Services & Supplies – 3.2%

1,086	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B–	1,071,533

2,560	CCRR Parent, Inc., Initial Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/05/28	B	2,566,400

239	Education Management LLC, Term Loan A, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	2,391

6,319	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	6,269,194

1,429	Garda World Security Corporation, Term Loan B2, (DD1)	5.750%	1-Month LIBOR	4.750%	10/30/26	B1	1,432,543

3,521	GFL Environmental, Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	3,527,575

1,000	Hertz Corporation, Term Loan, (6), (WI/DD)	TBD	TBD	TBD	TBD	B1	1,005,000

442	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	434,406

589	PAE Holding Corp, New Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	590,213

316	Pitney Bowes, Inc., 2021 Term Loan	4.120%	3-Month LIBOR	4.000%	3/19/28	BBB–	316,310

1,000	Spin Holdco, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	992,765

1,245	Trans Union LLC, Term Loan B5	1.859%	1-Month LIBOR	1.750%	11/13/26	BBB–	1,237,832

3,693	Travelport LLC, Priority Debt Term Loan, (cash 1.703%, PIK 6.500%), (DD1)	1.703%	3-Month LIBOR	1.500%	2/28/25	B+	3,768,579

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,396	West Corporation, Incremental Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	BB+	$1,344,254

796	WEX, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	794,099
25,631	Total Commercial Services & Supplies						25,353,094

	Communications Equipment – 1.6%

4,397	CommScope, Inc., Term Loan B	3.359%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,379,034

650	Infoblox, Term Loan, Second Lien	8.000%	3-Month LIBOR	7.250%	12/01/28	CCC	666,250

557	Mitel US Holdings, Inc., Term Loan, First Lien	4.603%	1-Month LIBOR	4.500%	11/30/25	B–	493,938

1,866	Plantronics, Term Loan B	2.615%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,845,399

3,848	Riverbed Technology, Term Loan, First Lien	7.000%	1-Month LIBOR	6.000%	12/31/25	B2	3,705,514

1,018	Univision Communications, Inc., Term Loan C5	2.857%	1-Month LIBOR	2.750%	3/15/24	B	1,011,993

496	Windstream Corporation, Term Loan B	7.250%	1-Month LIBOR	6.250%	9/21/27	B	497,162
12,832	Total Communications Equipment						12,599,290

	Construction & Engineering – 0.3%

234	Pike Corporation, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	233,752

543	Pike Corporation, Term Loan B	3.130%	1-Month LIBOR	3.000%	1/21/28	Ba3	541,712

1,398	Traverse Midstream Partners, Term Loan B	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,390,489
2,175	Total Construction & Engineering						2,165,953

	Containers & Packaging – 0.8%

4,556	Berry Global, Inc., Term Loan Z	2.106%	1-Month LIBOR	2.000%	7/01/26	BBB–	4,525,965

320	TricorBraun Holdings, Inc., Delayed Draw Term Loan	0.500%	3-Month LIBOR	0.500%	3/03/28	B2	317,828

11	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	10,925

1,474	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	1,461,581
6,361	Total Containers & Packaging						6,316,299

	Distributors – 0.0%

334	Insurance Auto Actions Inc., Term Loan	2.375%	1-Month LIBOR	2.250%	6/28/26	BB+	332,848

	Diversified Consumer Services – 0.8%

6,327	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	6,272,330

163	Education Management LLC, Elevated Term Loan A1, (5), (6)	0.000%	N/A	N/A	7/02/20	N/R	2,036

4	Education Management LLC, Elevated Term Loan A2, (6)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
6,494	Total Diversified Consumer Services						6,274,366

	Diversified Financial Services – 1.4%

484	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	484,780

165	Belk, Inc., First Out Term Loan, First Lien	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	165,412

716	Belk, Inc., Second Out Term Loan, First Lien	10.000%	3-Month LIBOR	10.000%	7/31/25	N/R	465,380

985	Blackstone CQP, Term Loan	3.687%	3-Month LIBOR	3.500%	9/30/24	B+	984,126

1,066	City Brewing Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,060,670

2,270	Ditech Holding Corporation., Term Loan B, First Lien, (6)	0.000%	N/A	N/A	6/30/22	N/R	418,002

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Financial Services (continued)

$1,232	Lions Gate Entertainment Corp., Term Loan B	2.359%	1-Month LIBOR	2.250%	3/24/25	Ba2	$1,216,598

1,250	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,243,750

4,959	Verscend Technologies, 2021 Term Loan, (DD1)	4.177%	3-Month LIBOR	4.000%	8/27/25	BB–	4,965,581
13,127	Total Diversified Financial Services						11,004,299

	Diversified Telecommunication Services – 2.5%

3,022	CenturyLink, Inc, Term Loan B	2.359%	1-Month LIBOR	2.250%	3/15/27	BB+	2,994,678

3,253	Frontier Communications Corporation, DIP Term Loan, (6)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	3,248,664

1,240	Inmarsat Finance, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/11/26	B+	1,238,168

750	Intelsat Jackson Holdings, S.A., Term Loan B4, (6)	8.750%	Prime	5.500%	1/02/24	N/R	767,344

1,299	Intelsat Jackson Holdings, S.A., Term Loan B5, (6)	8.625%	N/A	N/A	1/02/24	N/R	1,328,746

1,003	Lumos Networks, Term Loan B	4.000%	1-Month LIBOR	3.000%	11/17/24	B	1,003,794

9,066	Numericable Group S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	9,056,811
19,633	Total Diversified Telecommunication Services						19,638,205

	Electric Utilities – 0.2%

923	ExGen Renewables, Term Loan, First Lien	3.750%	3-Month LIBOR	2.750%	12/11/27	BB–	924,994

476	Vistra Operations Co., Term Loan B3	1.858%	1-Month LIBOR	1.750%	12/31/25	Baa3	473,274
1,399	Total Electric Utilities						1,398,268

	Electrical Equipment – 0.4%

1,677	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	1,660,036

1,782	Vertiv Co.,Term Loan B	2.933%	1-Month LIBOR	2.750%	3/02/27	B+	1,770,531
3,459	Total Electrical Equipment						3,430,567

	Electronic Equipment, Instruments & Components – 0.2%

967	BCP Renaissance Parent, Term Loan B	2.615%	1-Month LIBOR	2.500%	9/28/24	BB+	967,642

590	MTS Systems, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/05/23	Ba2	590,869
1,557	Total Electronic Equipment, Instruments & Components						1,558,511

	Entertainment – 2.4%

2,864	AMC Entertainment, Inc., Term Loan B, (DD1)	3.195%	3-Month LIBOR	3.000%	4/22/26	CCC	2,485,550

339	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	288,342

2,296	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	1,968,456

848	IMG Worldwide, Inc., Term Loan B	2.940%	3-Month LIBOR	2.750%	5/16/25	B3	803,443

965	IMG Worldwide, Inc., Term Loan B	2.857%	1-Month LIBOR	2.750%	5/16/25	B3	914,295

2,343	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.609%	1-Month LIBOR	2.500%	7/03/25	BB–	2,335,173

4,250	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	4,243,370

2,334	NAI Entertainment Holdings, Term Loan B	3.500%	1-Month LIBOR	2.500%	5/08/25	B+	2,289,003

3,872	NASCAR Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	3,851,845
20,111	Total Entertainment						19,179,477

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Equity Real Estate Investment Trust – 0.5%

$3,693	Realogy Group LLC, Term Loan A	1.859%	1-Month LIBOR	1.750%	2/08/23	BB	$3,671,344

	Food & Staples Retailing – 1.0%

25	Bellring Brands LLC	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	24,887

1,752	C.H. Guenther, Term Loan, First Lien	2.857%	1-Month LIBOR	2.750%	3/31/25	B	1,730,593

2,076	Hearthside Group Holdings LLC, Term Loan B	3.796%	1-Month LIBOR	3.688%	5/31/25	B2	2,058,873

121	Hearthside Group Holdings, LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	121,295

1,667	Shearer’s Foods, LLC Refinancing Term Loan, First Lien	4.250%	3-Month LIBOR	3.500%	9/30/25	B2	1,666,110

2,558	US Foods, Inc., New Term Loan	1.859%	1-Month LIBOR	1.750%	6/27/23	BB–	2,528,641
8,199	Total Food & Staples Retailing						8,130,399

	Health Care Equipment & Supplies – 1.0%

2,448	Agiliti Health, Inc., Delay Draw Facility	2.875%	1-Month LIBOR	2.750%	1/04/26	B+	2,413,847

948	Agiliti Health, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	1/04/26	B+	939,333

496	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/07/24	B	489,152

779	Greatbatch Ltd., New Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	781,453

1,482	LifeScan, Term Loan B	6.238%	3-Month LIBOR	6.000%	10/01/24	B	1,440,551

1,229	MedPlast, Term Loan, First Lien	3.859%	1-Month LIBOR	3.750%	7/02/25	B3	1,194,638

843	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	723,781
8,225	Total Health Care Equipment & Supplies						7,982,755

	Health Care Providers & Services – 6.5%

497	Air Medical Group Holdings, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	3/14/25	B	495,121

2,994	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	2,988,954

1,120	Air Methods, Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	4/21/24	B	1,087,028

1,206	Albany Molecular Research, Inc., Initial Term Loan, First Lien	4.250%	3-Month LIBOR	3.250%	8/30/24	B2	1,206,986

4,901	Ardent Health, Term Loan B1	5.500%	1-Month LIBOR	4.500%	6/30/25	B1	4,911,883

1,500	Aspen Dental, Term Loan B2	3.250%	1-Month LIBOR	3.000%	12/23/27	B	1,488,645

4,312	Brightspring Health, 2021 Term Loan, (DD1)	3.361%	1-Month LIBOR	3.250%	3/05/26	B1	4,284,785

41	Civitas Solutions, Delayed Draw Term Loan	0.500%	3-Month LIBOR	0.500%	3/02/28	B1	40,610

12	Civitas Solutions, Term Loan C, First Lien	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	12,306

371	Civitas Solutions, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	369,183

2,531	Envision Healthcare Corporation, Initial Term Loan, (DD1)	3.859%	1-Month LIBOR	3.750%	10/10/25	Caa1	2,192,188

322	EyeCare Partners, LLC, Delayed Draw, Term Loan	3.750%	1-Month LIBOR	3.750%	2/20/27	B	319,099

1,364	EyeCare Partners, LLC, Term Loan, First Lien	3.859%	1-Month LIBOR	3.750%	2/20/27	B	1,353,117

1,767	Gates Global LLC., Initial Dollar Term Loan B3	3.750%	1-Month LIBOR	2.750%	3/31/27	B+	1,764,083

871	HCA, Inc., Term Loan B12	1.859%	1-Month LIBOR	1.750%	3/13/25	BBB–	871,591

1,542	InnovaCare, Initial Term Loan	6.750%	3-Month LIBOR	5.750%	12/26/26	B+	1,546,063

2,276	Jordan Health, Initial Term Loan, First Lien	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	2,136,118

1,847	Kindred at Home Hospice, 2021 Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B1	1,839,595

3,287	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	3,284,412

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$234	Quorum Health Corp, Term Loan, (6)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	$239,233

1,315	Schumacher Group, Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,303,257

2,257	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	2,249,082

11,048	Surgery Center Holdings Inc., Initial Term Loan, (DD1)	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	10,960,108

2,779	Team Health, Inc., Initial Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,591,955

587	Universal Health Services, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	10/31/25	BBB–	587,487

1,521	US Radiology Specialists, Inc., Term Loan B	6.250%	3-Month LIBOR	5.500%	12/15/27	B–	1,529,037
52,502	Total Health Care Providers & Services						51,651,926

	Health Care Technology – 1.2%

4,133	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	4,132,785

122	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	121,994

1,491	Onex Carestream Finance LP, New Extended Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	1,488,806

1,849	Onex Carestream Finance LP, New Extended Term Loan, Second Lien, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	1,689,058

2,027	Zelis, 2021 Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	2,022,075
9,622	Total Health Care Technology						9,454,718

	Hotels, Restaurants & Leisure – 7.8%

319	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	6/17/21	N/R	281,495

2,908	Alterra Mountain Company, Term Loan B, First Lien	2.859%	1-Month LIBOR	2.750%	7/31/24	B2	2,864,520

1,386	Alterra Mountain Company, Term Loan, First Lien	5.500%	1-Month LIBOR	4.500%	8/01/26	B	1,392,930

1,467	Boyd Gaming Corporation, Refinancing Term Loan B	2.331%	1-Week LIBOR	2.250%	9/15/23	BB	1,465,466

2,124	Burger King Corporation, Term Loan B4	1.859%	1-Month LIBOR	1.750%	11/19/26	BB+	2,089,164

1,866	Caesars Resort Collection, Term Loan	4.609%	1-Month LIBOR	4.500%	7/20/25	B+	1,871,772

8,815	Caesars Resort Collection, Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	12/22/24	B+	8,698,364

1,072	Carnival Corp, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	1,109,036

1,614	Churchill Downs Incorporated, 2021 Incremental Term Loan B	2.120%	3-Month LIBOR	2.000%	3/17/28	BBB–	1,608,237

247	Churchill Downs Incorporated, Term Loan B	2.110%	1-Month LIBOR	2.000%	12/27/24	BBB–	246,194

334	Cineworld Group PLC, Priority Term Loan, (cash 7.203%, PIK 8.250%)	7.203%	3-Month LIBOR	7.000%	5/23/24	B–	424,386

5,923	CityCenter Holdings LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	5,855,962

4,186	ClubCorp Operations, Inc., Term Loan B	2.953%	3-Month LIBOR	2.750%	9/18/24	B–	3,945,859

2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.000%	3-Month LIBOR	7.000%	3/08/25	CC	1,860,469

3,057	Equinox Holdings, Inc., Term Loan B1	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	2,860,444

1,590	Four Seasons Holdings, Inc., Term Loan B	2.109%	1-Month LIBOR	2.000%	11/30/23	BB+	1,587,354

26	Golden Nugget LLC, Initial Term Loan	13.000%	3-Month LIBOR	12.000%	10/04/23	N/R	30,257

8,995	Golden Nugget LLC, Initial Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	8,870,112

675	Hilton Hotels, Term Loan B2	1.859%	1-Month LIBOR	1.750%	6/21/26	BBB–	670,176

3,621	Life Time Fitness, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B–	3,623,188

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$1,045	Playtika Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	$1,040,428

3,420	Scientific Games Corp., Initial Term Loan B5	2.859%	1-Month LIBOR	2.750%	8/14/24	B+	3,360,819

2,852	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	2,813,153

602	Stars Group Holdings, Term Loan B	3.693%	3-Month LIBOR	3.500%	7/10/25	BBB–	603,941

1,559	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB–	1,536,632

1,299	Wyndham International, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	5/30/25	BB+	1,287,142
63,252	Total Hotels, Restaurants & Leisure						61,997,500

	Household Durables – 0.5%

2,203	Apex Tool Group LLC, Third Amendment Term Loan	6.500%	1-Month LIBOR	5.250%	8/21/24	B3	2,206,297

93	Serta Simmons Holdings LLC, First Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	94,212

610	Serta Simmons Holdings LLC, Second Out Term Loan, (6)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	585,036

748	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	748,967
3,654	Total Household Durables						3,634,512

	Household Products – 0.2%

1,688	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	2/05/23	B+	1,682,370

	Independent Power & Renewable Electricity Producers – 0.4%

1,121	Calpine Corporation, Term Loan	2.610%	1-Month LIBOR	2.500%	12/16/27	BB+	1,115,805

668	Calpine Corporation, Term Loan B10	2.109%	1-Month LIBOR	2.000%	8/12/26	BB+	661,239

1,085	Granite Acquisition, Inc., Term Loan B	3.250%	3-Month LIBOR	2.750%	3/25/28	B+	1,083,365
2,874	Total Independent Power & Renewable Electricity Producers						2,860,409

	Industrial Conglomerates – 0.1%

651	Emerald Expositions Holding, Inc., Term Loan B	2.609%	1-Month LIBOR	2.500%	5/22/24	B	632,145

	Insurance – 1.8%

3,807	Acrisure LLC, Term Loan B, (DD1)	3.703%	3-Month LIBOR	3.500%	2/15/27	B	3,768,211

1,477	Alliant Holdings I LLC, Term Loan B	3.359%	1-Month LIBOR	3.250%	5/10/25	B	1,461,344

403	Asurion LLC, New Term Loan B8	3.359%	1-Month LIBOR	3.250%	12/23/26	Ba3	401,032

831	Asurion LLC, Term Loan B6	3.109%	1-Month LIBOR	3.000%	11/03/23	Ba3	829,311

2,656	Hub International Holdings, Inc., Term Loan B	2.965%	3-Month LIBOR	2.750%	4/25/25	B	2,622,576

499	Ryan Specialty Group LLC	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	499,580

1	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	1,250

987	USI Holdings Corporation, 2021 Term Loan	3.449%	3-Month LIBOR	3.250%	12/02/26	B	978,481

3,395	USI Holdings Corporation, Initial Term Loan	3.203%	3-Month LIBOR	3.000%	5/16/24	B	3,361,249
14,056	Total Insurance						13,923,034

	Interactive Media & Services – 0.9%

575	Arches Buyer Inc	4.250%	1-Month LIBOR	3.250%	12/06/27	B	580,689

6,166	Rackspace Hosting, Inc., 2021 Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	6,119,743
6,741	Total Interactive Media & Services						6,700,432

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet & Direct Marketing Retail – 0.1%

$1,000	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	$999,220

	Internet Software & Services – 1.2%

796	BMC Software, Inc., 2021 Term Loan	3.863%	1-Month LIBOR	3.750%	10/02/25	B2	793,609

5,634	Greeneden U.S. Holdings II LLC, Term Loan B	4.750%	1-Month LIBOR	4.000%	12/01/27	B–	5,639,957

3,165	IFS, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	3,161,044
9,595	Total Internet Software & Services						9,594,610

	IT Services – 2.3%

1,416	DTI Holdings, Inc., Replacement Term Loan B1	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	1,370,368

1,323	KBR, Inc., New Term Loan B	2.859%	1-Month LIBOR	2.750%	2/07/27	Ba1	1,322,508

1,550	Neustar, Inc., Term Loan B4, First Lien	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	1,480,768

1,515	Neustar, Inc., Term Loan, Second Lien	9.000%	3-Month LIBOR	8.000%	8/08/25	CCC	1,373,993

233	Sabre, Inc., Term Loan B	2.109%	1-Month LIBOR	2.000%	2/22/24	Ba3	229,762

1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC–	981,485

4,522	Syniverse Holdings, Inc., Term Loan C	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	4,469,168

2,199	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	2,200,859

400	WellSky, Term Loan, First Lien	4.000%	3-Month LIBOR	3.250%	3/10/28	B	399,000

4,872	West Corporation, Term Loan B	5.000%	3-Month LIBOR	4.000%	10/10/24	BB–	4,727,525
19,030	Total IT Services						18,555,436

	Life Sciences Tools & Services – 1.1%

5,585	Parexel International Corp., Term Loan B	2.859%	1-Month LIBOR	2.750%	9/27/24	B2	5,526,206

2,991	PPD, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	2,980,631
8,576	Total Life Sciences Tools & Services						8,506,837

	Machinery – 1.2%

1,347	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	1,346,409

1,325	Columbus McKinnon Corporation, Term Loan B	3.500%	1-Month LIBOR	2.500%	1/20/24	Ba2	1,321,328

456	Gardner Denver, Inc., New Term Loan B	2.857%	1-Month LIBOR	2.750%	1/31/27	BB+	455,898

1,633	Gardner Denver, Inc., Spinco Term Loan	1.857%	1-Month LIBOR	1.750%	2/28/27	BB+	1,615,123

993	Sundyne, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	3/17/27	B–	985,885

1,990	Thyssenkrupp Elevator, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	1,997,356

1,724	Utility One Source, Extended Term Loan B	4.359%	1-Month LIBOR	4.250%	4/18/25	B+	1,724,183
9,468	Total Machinery						9,446,182

	Marine – 0.2%

2,676	Harvey Gulf International Marine, Inc., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa1	1,537,342

	Media – 9.3%

1,521	Cablevision Lightpath LLC, Term Loan B	3.750%	1-Month LIBOR	3.250%	12/01/27	B+	1,521,028

288	Catalina Marketing Corporation, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	270,246

469	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.000%, PIK 9.500%)	2.000%	1-Month LIBOR	1.000%	8/15/23	N/R	210,264

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$524	CBS Radio, Inc., Term Loan B2	2.609%	1-Month LIBOR	2.500%	11/17/24	BB–	$514,396

6,444	Cequel Communications LLC, Term Loan B	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	6,365,145

1,814	Charter Communications Operating Holdings LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB–	1,807,131

11,143	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.712%	3-Month LIBOR	3.500%	8/21/26	B1	10,736,300

1,731	CSC Holdings LLC, Refinancing Term Loan	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	1,711,077

3,630	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	Ba3	3,593,270

65	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	63,878

995	Gray Television, Inc., Term Loan B2	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	989,734

507	Gray Television, Inc., Term Loan C	2.615%	1-Month LIBOR	2.500%	1/02/26	BB+	504,706

1,641	Houghton Mifflin Harcourt, Term Loan	7.250%	1-Month LIBOR	6.250%	11/22/24	B	1,640,116

7,671	iHeartCommunications Inc., Term Loan B	3.109%	1-Month LIBOR	3.000%	5/01/26	B+	7,589,032

12,942	Intelsat Jackson Holdings, S.A., Term Loan B, (6)	8.000%	Prime	4.750%	11/27/23	N/R	13,185,911

4,576	Intelsat Jackson Holdings SA, The DIP Term Loan, (6)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	4,642,111

805	LCPR Loan Financing LLC, 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	808,154

6,922	MCGRAW HILL LLC, Term Loan B, First Lien	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	6,925,284

228	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB–	232,495

1,106	Meredith Corporation, Term Loan B2	2.609%	1-Month LIBOR	2.500%	1/31/25	BB–	1,095,988

2,507	Nexstar Broadcasting, Inc., Term Loan B3	2.360%	1-Month LIBOR	2.250%	1/17/24	BB	2,496,569

997	Radiate Holdco LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	9/25/26	B1	998,293

2,444	Sinclair Television Group, Term Loan B2	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	2,433,242

1,013	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	1,012,681

1,902	Ziggo B.V., Term Loan	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	1,885,610
73,885	Total Media						73,232,661

	Multiline Retail – 0.4%

3,278	EG America LLC, Term Loan, First Lien	4.203%	3-Month LIBOR	4.000%	2/05/25	B–	3,230,690

	Oil, Gas & Consumable Fuels – 2.3%

440	BCP Renaissance Parent, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	431,321

2,077	Buckeye Partners, L.P., Term Loan	2.359%	1-Month LIBOR	2.250%	11/01/26	BBB–	2,069,851

447	Citgo Petroleum Corp, Incremental Term Loan B	7.250%	3-Month LIBOR	6.250%	3/28/24	BB	448,321

471	Delek US Holdings, Inc., Incremental Term Loan B	6.500%	1-Month LIBOR	5.500%	3/30/25	BB+	475,011

1,535	Delek US Holdings, Inc., Initial Loan	2.359%	1-Month LIBOR	2.250%	3/30/25	BB+	1,494,774

2,320	Fieldwood Energy LLC, DIP Term Loan, (6), (7)	3.000%	1-Month LIBOR	3.000%	8/05/21	N/R	2,401,266

258	Fieldwood Energy LLC, DIP Term Loan, (6)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	267,038

15,542	Fieldwood Energy LLC, Exit Term Loan, (6), (DD1)	0.000%	N/A	N/A	4/11/22	N/R	6,152,193

5,342	Fieldwood Energy LLC, Exit Term Loan, second Lien, (6)	0.000%	N/A	N/A	4/11/23	N/R	307,183

2,631	Gulf Finance, LLC, Term Loan B, (DD1)	8.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	2,189,961

1,557	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,295,998

642	Peabody Energy Corporation, Term Loan B	2.859%	1-Month LIBOR	2.750%	3/31/25	Caa1	230,370

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$620	Petroleum GEO-Services ASA/PGS Finance, Inc., Term Loan B	0.000%	N/A	N/A	3/19/24	N/R	$619,953
33,882	Total Oil, Gas & Consumable Fuels						18,383,240

	Paper & Forest Products – 0.5%

2,294	Asplundh, Term Loan B	2.609%	1-Month LIBOR	2.500%	9/04/27	N/R	2,298,552

1,824	BellRing Brands, LLC, New Term Loan B	6.000%	1-Month LIBOR	5.000%	10/21/24	B+	1,837,973
4,118	Total Paper & Forest Products						4,136,525

	Personal Products – 1.4%

1,189	Coty, Inc., Term Loan A	1.604%	1-Month LIBOR	1.500%	4/05/23	B	1,149,433

163	Coty, Inc., Term Loan B	2.354%	3-Month LIBOR	2.250%	4/05/25	B	156,921

1,020	Domtar Personal Care, Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/01/28	B	1,022,341

5,586	KIK Custom, Term Loan	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	5,513,661

4,072	Revlon Consumer Products Corporation, Term Loan B, First Lien, (5), (DD1)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	3,028,273

6	Revlon Consumer Products Corporation, Term Loan B, First Lien, (5), (DD1)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	4,462
12,036	Total Personal Products						10,875,091

	Pharmaceuticals – 4.4%

2,656	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	3.609%	1-Month LIBOR	3.500%	9/28/24	B–	2,640,752

1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	7.865%	1-Month LIBOR	7.750%	8/15/25	CCC	1,003,930

1,230	Catalent Pharma Solutions, Inc., 2021 Term Loan	2.500%	1-Month LIBOR	1.500%	5/18/26	BBB–	1,233,566

6,341	Concordia Healthcare Corp, Exit Term Loan	6.500%	1-Month LIBOR	5.500%	9/06/24	B–	6,342,502

689	Elanco Animal Health, Term Loan B	1.865%	1-Month LIBOR	1.750%	8/01/27	Baa3	681,335

2,716	Endo Health Solutions, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,693,341

8,185	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (6), (DD1)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	8,092,459

1,636	Mallinckrodt International Finance S.A., Term Loan, First Lien, (6), (DD1)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	1,616,697

2,429	Milano, Term Loan B, (DD1)	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	2,422,840

7,807	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.109%	1-Month LIBOR	3.000%	6/02/25	BB	7,791,231
34,689	Total Pharmaceuticals						34,518,653

	Professional Services – 1.0%

3,737	Ceridian HCM Holding, Inc., Term Loan B	2.581%	1-Week LIBOR	2.500%	4/30/25	B+	3,688,923

741	Creative Artists Agency, LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	11/26/26	B	733,419

1,188	Dun & Bradstreet Corp., Initial Term Loan	3.359%	1-Month LIBOR	3.250%	2/08/26	BB+	1,183,199

1,501	Nielsen Finance LLC, Term Loan B4	2.103%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,500,448

615	NielsenIQ, Term Loan B	4.103%	3-Month LIBOR	4.000%	3/05/28	B1	613,616

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Professional Services (continued)

$458	On Assignment, Inc., Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB–	$459,677
8,240	Total Professional Services						8,179,282

	Real Estate Management & Development – 1.0%

1,748	Forest City Enterprises, L.P., New Term Loan B	3.609%	1-Month LIBOR	3.500%	12/07/25	B2	1,712,839

3,147	GGP, Initial Term Loan A2	3.109%	1-Month LIBOR	3.000%	8/24/23	BB+	3,078,376

3,000	TNT Crane and Rigging, Inc., Exit Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	3,142,500
7,895	Total Real Estate Management & Development						7,933,715

	Road & Rail – 2.8%

904	Avolon LLC, Term Loan B	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	902,152

2,522	Fly Funding II S.a r.l., Replacement Term Loan	1.950%	3-Month LIBOR	1.750%	8/09/25	BB+	2,480,697

1,235	Genesee & Wyoming Inc., Term Loan, First Lien	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	1,232,512

1,000	Hertz Corporation, Term Loan, (6), (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,005,000

8,619	Hertz Corporation, Term Loan B1, (6), (DD1)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	8,665,596

3,258	Hertz Corporation, The DIP Term Loan, (7)	3.750%	1-Month LIBOR	3.750%	12/31/21	N/R	3,296,692

1,810	Hertz Corporation, The DIP Term Loan	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	1,831,495

905	Hertz Corporation, The DIP Term Loan	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	915,748

619	Savage Enterprises LLC, Term Loan B	3.110%	1-Month LIBOR	3.000%	8/01/25	BB	619,192

1,166	XPO Logistics, Inc., New Term Loan B	1.859%	1-Month LIBOR	1.750%	2/23/25	N/R	1,160,336
22,038	Total Road & Rail						22,109,420

	Semiconductors & Semiconductor Equipment – 1.2%

2,143	Cabot Microelectronics, Term Loan B1	2.109%	1-Month LIBOR	2.000%	11/15/25	N/R	2,148,145

3,930	Lumileds, Term Loan B, (DD1)	4.500%	3-Month LIBOR	3.500%	6/30/24	CCC	3,016,095

872	Lumileds, Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	669,220

232	MACOM Technology Solutions Holdings Inc., Initial Term Loan	2.359%	1-Month LIBOR	2.250%	5/19/24	Ba2	231,467

2,234	ON Semiconductor Corporation, New Replacement Term Loan B4	2.109%	1-Month LIBOR	2.000%	9/19/26	BB+	2,232,174

1,300	Ultra Clean Holdings, Inc., Refinanced Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,304,875
10,711	Total Semiconductors & Semiconductor Equipment						9,601,976

	Software – 7.9%

1,488	Applied Systems, Inc., Term Loan, First Lien	3.500%	3-Month LIBOR	3.000%	9/19/24	B2	1,484,396

2,365	Blackboard, Inc., Term Loan B5, First Lien	7.000%	3-Month LIBOR	6.000%	6/30/24	B	2,360,849

1,377	Blue Yonder, Term Loan B	4.000%	1-Month LIBOR	3.000%	1/30/26	B–	1,380,135

846	Cornerstone OnDemand, Inc., Term Loan B, First Lien	4.361%	1-Month LIBOR	4.250%	4/22/27	Ba3	847,554

623	Dynatrace LLC, Term Loan, First Lien	2.359%	1-Month LIBOR	2.250%	8/23/25	BB+	620,929

3,950	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	3,953,905

4,779	Epicor Software Corporation, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	4,771,436

562	Greenway Health, Term Loan, First Lien	4.750%	3-Month LIBOR	3.750%	2/16/24	B–	536,457

2,500	Infoblox, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,500,450

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$5,350	Informatica LLC, Term Loan, First Lien	3.359%	1-Month LIBOR	3.250%	2/14/27	B1	$5,317,777

1,750	Informatica LLC, Term Loan, Second Lien	7.125%	N/A	N/A	2/25/25	CCC+	1,792,665

814	iQor US, Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	12/31/49	CCC+	801,351

2,704	McAfee LLC, Term Loan B, (DD1)	3.859%	1-Month LIBOR	3.750%	9/29/24	BB	2,707,553

1,192	Micro Focus International PLC, New Term Loan	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	1,184,991

8,052	Micro Focus International PLC, Term Loan B	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	8,002,074

628	Micro Focus International PLC, Term Loan B4	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	633,259

5,355	Misys, New Term Loan, First Lien	4.500%	3-Month LIBOR	3.500%	6/13/24	BB–	5,255,495

1,869	Perforce Software Inc., Term Loan, First Lien	3.859%	1-Month LIBOR	3.750%	7/01/26	B–	1,853,647

1,276	Press Ganey Holdings, Inc., Term Loan, First Lien	3.712%	3-Month LIBOR	3.500%	7/25/26	B	1,266,185

1,325	Quintiles Transnational Corporation, Dollar Term Loan B3	1.953%	3-Month LIBOR	1.750%	6/11/25	BBB–	1,320,471

1,710	RealPage, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,704,297

455	Skillsoft, First-Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	467,097

1,471	Skillsoft, Takeback Second-Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B–	1,470,881

1,894	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	1,877,950

1,414	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	1,402,177

1,176	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	1,165,497

997	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	998,248

2,078	Thomson Reuters IP & S, Term Loan B	3.109%	1-Month LIBOR	3.000%	10/31/26	B	2,063,773

47	TIBCO Software, Inc., Term Loan, First Lien	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	47,030

291	Ultimate Software, Incremental Term Loan, Second Lien	7.500%	3-Month LIBOR	6.750%	5/03/27	Caa1	299,253

1,761	Ultimate Software,Term Loan B	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,763,177

410	Xperi Holding Corp, Term Loan B	4.109%	1-Month LIBOR	4.000%	6/01/25	BB–	410,889
62,509	Total Software						62,261,848

	Specialty Retail – 1.8%

1,696	Academy, LTD., Term Loan, First Lien	5.750%	1-Month LIBOR	5.000%	11/06/27	B	1,700,702

103	American Tire Distributors, Inc., Term Loan, First Lien	8.500%	3-Month LIBOR	7.500%	9/01/21	N/R	100,933

892	American Tire Distributors, Inc., Term Loan, First Lien	8.500%	1-Month LIBOR	7.500%	9/01/21	N/R	874,102

2,784	Camping World, Term Loan	3.500%	3-Month LIBOR	2.750%	11/08/23	BB–	2,777,001

309	Camping World, Term Loan	3.500%	1-Month LIBOR	2.750%	11/08/23	BB–	308,223

2,000	Jo-Ann Stores, Inc., Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/23	B2	1,996,250

1,306	Mattress Firm, Inc., Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	1,329,364

4,262	Petsmart, Inc., 2021 Term Loan, (DD1)	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	4,262,360

662	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	646,564
14,014	Total Specialty Retail						13,995,499

	Technology Hardware, Storage & Peripherals – 0.7%

1,356	Ahead, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B1	1,360,665

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals (continued)

$1,007	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	$1,006,987

1,365	NCR Corporation, Term Loan B	2.720%	3-Month LIBOR	2.500%	8/28/26	BB+	1,353,593

638	Peraton Corp, Delayed Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB–	638,734

362	Peraton Corp., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	2/01/28	BB–	362,936

1,035	Tech Data Corporation, Asset Based Term Loan	3.609%	1-Month LIBOR	3.500%	7/01/25	BBB–	1,039,048
5,763	Total Technology Hardware, Storage & Peripherals						5,761,963

	Textiles, Apparel & Luxury Goods – 0.3%

1,500	Canada Goose, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	10/07/27	BB	1,503,435

860	Careismatic, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	856,956
2,360	Total Textiles, Apparel & Luxury Goods						2,360,391

	Trading Companies & Distributors – 0.5%

2,369	Hayward Industries, Inc., Initial Term Loan, First Lien	3.609%	1-Month LIBOR	3.500%	8/04/24	B+	2,372,326

1,635	Univar, Inc., Term Loan B	2.359%	1-Month LIBOR	2.250%	7/01/24	BBB–	1,631,361
4,004	Total Trading Companies & Distributors						4,003,687

	Transportation Infrastructure – 0.2%

1,762	Atlantic Aviation FBO Inc., Term Loan	3.860%	1-Month LIBOR	3.750%	12/06/25	BB	1,764,665

	Wireless Telecommunication Services – 0.1%

990	Altice Financing S.A., Term Loan	2.953%	3-Month LIBOR	2.750%	1/31/26	B	971,830
$694,240	Total Variable Rate Senior Loan Interests (cost $673,587,100)						666,728,074

Principal Amount (000)	Description (1)	Coupon			Maturity	Ratings (4)	Value

	CORPORATE BONDS – 13.6%

	Aerospace & Defense – 0.7%

$3,150	Bombardier Inc, 144A	5.750%			3/15/22	CCC	$3,283,875

2,000	Bombardier Inc, 144A	6.000%			10/15/22	CCC	2,000,000
5,150	Total Aerospace & Defense						5,283,875

	Auto Components – 0.4%

500	Adient Global Holdings Ltd, 144A	4.875%			8/15/26	B	516,790

2,210	Adient US LLC, 144A	9.000%			4/15/25	BB–	2,453,100
2,710	Total Auto Components						2,969,890

	Chemicals – 0.2%

1,500	Rayonier AM Products Inc, 144A	7.625%			1/15/26	B1	1,593,750

	Commercial Services & Supplies – 0.3%

2,000	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.250%			4/15/24	BB–	2,133,300

	Communications Equipment – 0.9%

2,500	CommScope Inc, 144A	6.000%			3/01/26	Ba3	2,634,212

1,000	CommScope Inc, 144A	8.250%			3/01/27	B3	1,070,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Communications Equipment (continued)

$1,500	CommScope Technologies LLC, 144A	5.000%	3/15/27	B3	$1,485,945

2,000	Viasat Inc, 144A	6.500%	7/15/28	BB–	2,106,120
7,000	Total Communications Equipment				7,296,277

	Diversified Telecommunication Services – 1.4%

4,024	Avaya Inc, 144A	6.125%	9/15/28	BB–	4,271,738

3,900	Lumen Technologies Inc	5.800%	3/15/22	BB	4,036,890

2,500	Lumen Technologies Inc	6.750%	12/01/23	BB	2,759,650
10,424	Total Diversified Telecommunication Services				11,068,278

	Electric Utilities – 0.8%

5,340	Bruce Mansfield Unit 1 2007 Pass Through Trust, (6)	6.850%	6/01/34	N/R	6,675

1,169	Pacific Gas and Electric Co	3.150%	1/01/26	BBB–	1,217,925

1,219	Pacific Gas and Electric Co	4.550%	7/01/30	BBB–	1,321,474

763	Pacific Gas and Electric Co	4.500%	7/01/40	BBB–	774,067

1,907	Pacific Gas and Electric Co	4.450%	4/15/42	BBB–	1,882,004

1,000	Vistra Operations Co LLC, 144A	5.000%	7/31/27	BB+	1,030,020
11,398	Total Electric Utilities				6,232,165

	Energy Equipment & Services – 0.8%

6,500	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	6,663,800

	Equity Real Estate Investment Trust – 0.8%

5,565	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	BB+	6,014,346

	Health Care Equipment & Supplies – 0.5%

4,000	Legacy LifePoint Health LLC, 144A	6.750%	4/15/25	B1	4,250,000

	Health Care Providers & Services – 1.7%

1,500	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	1,625,625

585	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	632,561

350	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	383,656

1,000	CHS/Community Health Systems Inc, 144A	6.875%	4/15/29	CCC–	1,046,870

1,901	HCA Inc	5.375%	2/01/25	Ba2	2,120,594

500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	541,250

1,000	Tenet Healthcare Corp	4.625%	7/15/24	BB–	1,020,690

2,500	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB–	2,571,875

2,500	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB–	2,599,400

1,000	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	1,043,750
12,836	Total Health Care Providers & Services				13,586,271

	Hotels, Restaurants & Leisure – 0.7%

1,000	Boyd Gaming Corp	6.375%	4/01/26	B	1,032,500

630	Carnival Corp, 144A	11.500%	4/01/23	Ba2	722,138

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$2,400	MGM Resorts International	7.750%	3/15/22	BB	$2,528,160

1,500	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	5.500%	3/01/25	BB–	1,584,750
5,530	Total Hotels, Restaurants & Leisure				5,867,548

	Media – 1.8%

1,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.000%	2/01/28	BB+	1,057,650

3,000	CSC Holdings LLC, 144A	5.500%	5/15/26	BB	3,093,000

3,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	3,151,050

2,000	DISH DBS Corp	5.000%	3/15/23	B2	2,086,500

2,000	DISH DBS Corp	5.875%	11/15/24	B2	2,091,640

1,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB–	1,070,000

2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,753

2	iHeartCommunications Inc	8.375%	5/01/27	CCC+	2,011

715	Intelsat Luxembourg SA, (6)	8.125%	6/01/23	N/R	28,600

513	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB–	513,105

1,250	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,368,750
14,482	Total Media				14,465,059

	Oil, Gas & Consumable Fuels – 0.4%

395	Ascent Resources Utica Holdings LLC / ARU Finance Corp, 144A	10.000%	4/01/22	B	414,750

528	Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	526,680

972	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	9.250%	7/15/24	BB–	1,054,620

1,500	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,488,750
3,395	Total Oil, Gas & Consumable Fuels				3,484,800

	Pharmaceuticals – 1.8%

5,240	Advanz Pharma Corp Ltd	8.000%	9/06/24	B–	5,370,476

1,800	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	1,841,400

5,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	5,432,350

963	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	9.500%	7/31/27	CCC+	1,046,059

481	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	510,172
13,484	Total Pharmaceuticals				14,200,457

	Road & Rail – 0.3%

2,050	Hertz Corp, 144A, (6)	7.625%	6/01/22	N/R	2,203,750

	Specialty Retail – 0.1%

400	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	412,000

200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	216,490
600	Total Specialty Retail				628,490
$108,624	Total Corporate Bonds (cost $104,005,505)				107,942,056

Shares	Description (1)	Value

	COMMON STOCKS – 2.1%

	Banks – 0.1%

28,137	iQor US Inc, (8), (9)	$377,401

	Communications Equipment – 0.1%

24,672	Windstream Services LLC, (8), (9)	316,616

	Construction & Engineering – 0.0%

5,622	TNT Crane & Rigging Inc, (5), (9)	6

3,171	TNT Crane & Rigging Inc, (8), (9)	41,223
	Total Construction & Engineering	41,229

	Diversified Consumer Services – 0.0%

17,726	Cengage Learning Holdings II Inc, (8), (9)	248,164

	Diversified Telecommunication Services – 0.0%

18,781	Windstream Services LLC, (8), (9)	231,626

	Electric Utilities – 0.4%

115,290	Energy Harbor Corp, (8), (9), (11)	3,261,785

	Energy Equipment & Services – 0.0%

76,990	Transocean Ltd, (9)	273,314

5,884	Vantage Drilling International, (8), (9)	18,388
	Total Energy Equipment & Services	291,702

	Health Care Providers & Services – 0.0%

61,430	Millennium Health LLC, (5), (9)	65,423

57,666	Millennium Health LLC, (5), (9)	58,531
	Total Health Care Providers & Services	123,954

	Hotels, Restaurants & Leisure – 0.1%

76,044	24 Hour Fitness Worldwide Inc, (8)	190,110

159,883	24 Hour Fitness Worldwide Inc, (8), (9)	339,751
	Total Hotels, Restaurants & Leisure	529,861

	Internet & Direct Marketing Retail – 0.0%

7,503	Catalina Marketing Corp, (8), (9)	13,753

	Marine – 0.0%

1,018	ACBL HLDG CORP, (8), (9)	26,468

	Media – 0.3%

1,305,573	Clear Channel Outdoor Holdings Inc, (9)	2,350,031

7	Cumulus Media Inc, (9)	64
	Total Media	2,350,095

	Multiline Retail – 0.0%

99	Belk Inc, (8), (9)	1,782

Nuveen Floating Rate Income Fund (continued)

Portfolio of Investments    March 31, 2021

(Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 0.8%

126,067	California Resources Corp, (9)			$3,033,172

131,011	California Resources Corp, (5), (9)			3,035,263

3,891	Whiting Petroleum Corp, (9)			137,936
	Total Oil, Gas & Consumable Fuels			6,206,371

	Pharmaceuticals – 0.0%

12,622	Advanz Pharma Corp Ltd, (9)			214,574

	Software – 0.3%

13,782	SkillSoft Corp, (8), (9)			2,274,030

835	SkillSoft Corp, (8), (9)			158,650

1,228	SkillSoft Corp, (5), (9)			1

2,457	SkillSoft Corp, (8), (9)			—
	Total Software			2,432,681
	Total Common Stocks (cost $29,727,022)			16,668,062

Shares	Description (1)			Value

	WARRANTS – 0.1%

	Communications Equipment – 0.0%

16,108	Avaya Holdings Corp, (8)			$144,972

	Marine – 0.1%

9,087	ACBL HLDG CORP, (5)			3,802

1,071	ACBL HLDG CORP, (8)			27,846

3,984	ACBL HLDG CORP, (8)			123,504

3,029	ACBL HLDG CORP, (8)			106,015

11,952	ACBL HLDG CORP, (5)			3,751
	Total Marine			264,918

	Oil, Gas & Consumable Fuels – 0.0%

500	California Resources Corp			2,275

	Entertainment – 0.0%

90,106	Cineworld Warrant, (8)			53,973
	Total Warrants (cost $1,606,921)			466,138

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Marine – 0.0%

3,789	ACBL HLDG CORP, (8), (9)	0.000%	N/R	$117,459

4,313	ACBL HLDG CORP, (8), (9)	0.000%	N/R	150,955
	Total Marine			268,414
	Total Convertible Preferred Securities (cost $230,060)			268,414

Shares	Description (1)		Value

	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

18,956	Fieldwood Energy Inc, (8), (9)		$—

3,829	Fieldwood Energy Inc, (8), (9)		—
	Total Common Stock Rights (cost $541,053)		—
	Total Long-Term Investments (cost $809,697,661)		792,072,744

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 6.0%

	INVESTMENT COMPANIES – 6.0%

48,015,325	BlackRock Liquidity Funds T-Fund Portfolio	0.030% (10)	$48,015,325
	Total Short-Term Investments (cost $48,015,325)		48,015,325
	Total Investments (cost $857,712,986) – 106.0%		840,088,069
	Other Assets Less Liabilities – (6.0)%		(47,704,652)
	Net Assets – 100%		$792,383,417

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(7)

Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.

(8)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 3 – Investment Valuation and Fair Value Measurements for more information.

(9)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(10)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.

(11)	Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

March 31, 2021

(Unaudited)

	High Yield Income	Floating Rate Income

Assets

Long-term investments, at value (cost $579,561,574 and $809,697,661, respectively)(1)	$579,229,844	$792,072,744

Investment purchased with collateral from securities lending, at value (cost approximates value)	14,885,194	—

Short-term investments, at value (cost approximates value)	33,143,361	48,015,325

Cash	168,533	1,042,286

Receivable for:

Interest	7,870,764	4,463,393

Investments sold	11,906,688	16,217,010

Shares sold	13,875,602	7,034,389

Other assets	107,586	154,820

Total assets	661,187,572	868,999,967

Liabilities

Payable for:

Collateral from securities lending program	14,885,194	—

Dividends	127,387	311,513

Investments purchased - regular settlement	578,829	4,280,562

Investments purchased - when-issued/delayed-delivery settlement	26,621,894	63,567,852

Shares redeemed	980,777	1,267,360

Unfunded senior loans	594,482	5,939,474

Accrued expenses:

Management fees	296,657	377,544

Trustees fees	56,996	90,201

12b-1 distribution and service fees	38,166	46,436

Other	516,249	735,608

Total liabilities	44,696,631	76,616,550

Net assets	$616,490,941	$792,383,417

See accompanying notes to financial statements.

	High Yield Income	Floating Rate Income

Class A Shares

Net assets	$48,702,530	$91,747,380

Shares outstanding	2,503,089	4,882,695

Net asset value (“NAV”) per share	$19.46	$18.79

Offering price per share (NAV per share plus maximum sales charge of 4.75% and 3.00%, respectively, of offering price)	$20.43	$19.37

Class C Shares

Net assets	$31,998,339	$31,376,028

Shares outstanding	1,646,282	1,669,680

NAV and offering price per share	$19.44	$18.79

Class R6 Shares

Net assets	$7,227,583	$76,009,009

Shares outstanding	369,642	4,024,795

NAV and offering price per share	$19.55	$18.89

Class I Shares

Net assets	$528,562,489	$593,251,000

Shares outstanding	27,135,543	31,536,118

NAV and offering price per share	$19.48	$18.81

Net assets consist of:

Capital paid-in	$771,026,025	$995,561,200

Total distributable earnings	(154,535,084)	(203,177,783)

Net assets	$616,490,941	$792,383,417

Authorized shares – per class	Unlimited	Unlimited

Par value per share	$0.01	$0.01

(1)	Includes securities loaned of $14,327,822 for High Yield Income.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended March 31, 2021

(Unaudited)

	High Yield Income	Floating Rate Income

Investment Income

Interest and dividends	$16,233,752	$18,783,546

Securities lending income, net	21,913	—

Total investment income	16,255,665	18,783,546

Expenses

Management fees	1,680,632	2,095,297

12b-1 service fees – Class A Shares	53,160	109,725

12b-1 distribution and service fees – Class C Shares	178,516	160,742

Shareholder servicing agent fees	231,643	259,555

Interest expense	20,056	110,072

Custodian fees	52,375	119,849

Trustees fees	7,714	9,368

Professional fees	43,339	60,963

Shareholder reporting expenses	68,455	115,406

Federal and state registration fees	54,577	55,446

Other	7,190	8,702

Total expenses before fee waiver/expense reimbursement	2,397,657	3,105,125

Fee waiver/expense reimbursement	(41,880)	—

Net expenses	2,355,777	3,105,125

Net investment income (loss)	13,899,888	15,678,421

Net realized gain (loss):

Net realized gain (loss) from investments	9,872,756	(1,067,804)

Change in net unrealized appreciation (depreciation) of investments	19,873,770	39,619,289

Net realized and unrealized gain (loss)	29,746,526	38,551,485

Net increase (decrease) in net assets from operations	$43,646,414	$54,229,906

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	High Yield Income		Floating Rate Income
	Unaudited Six Months Ended 3/31/21	Year Ended 9/30/20	Unaudited Six Months Ended 3/31/21	Year Ended 9/30/20

Operations

Net investment income (loss)	$13,899,888	$30,038,055	$15,678,421	$41,831,565

Net realized gain (loss) from:

Investments	9,872,756	(29,094,856)	(1,067,804)	(48,008,589)

Swaps	—	(206,372)	—	—

Change in net unrealized appreciation (depreciation) of investments	19,873,770	(12,437,874)	39,619,289	(27,077,548)

Net increase (decrease) in net assets from operations	43,646,414	(11,701,047)	54,229,906	(33,254,572)

Distributions to Shareholders

Dividends

Class A Shares	(1,137,342)	(3,048,610)	(1,839,103)	(5,043,261)

Class C Shares	(821,126)	(2,278,339)	(557,083)	(1,881,098)

Class R6 Shares	(192,676)	(391,970)	(1,515,680)	(2,956,643)

Class I Shares	(13,573,884)	(27,070,848)	(11,759,376)	(39,658,769)

Decrease in net assets from distributions to shareholders	(15,725,028)	(32,789,767)	(15,671,242)	(49,539,771)

Fund Share Transactions

Proceeds from sale of shares	177,496,879	327,766,372	186,681,258	411,707,659

Proceeds from shares issued to shareholders due to reinvestment of distributions	15,001,231	30,907,131	14,083,100	44,804,076

	192,498,110	358,673,503	200,764,358	456,511,735

Cost of shares redeemed	(114,282,287)	(405,072,906)	(162,042,831)	(774,402,165)

Net increase (decrease) in net assets from Fund share transactions	78,215,823	(46,399,403)	38,721,527	(317,890,430)

Net increase (decrease) in net assets	106,137,209	(90,890,217)	77,280,191	(400,684,773)

Net assets at the beginning of period	510,353,732	601,243,949	715,103,226	1,115,787,999

Net assets at the end of period	$616,490,941	$510,353,732	$792,383,417	$715,103,226

See accompanying notes to financial statements.

Financial Highlights

High Yield Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (4/10)

2021(e)	$18.51	$0.45	$1.01	$1.46	$(0.51)	$—	$(0.51)	$19.46

2020	20.16	1.04	(1.57)	(0.53)	(1.12)	—	(1.12)	18.51

2019	20.14	1.03	0.07	1.10	(1.08)	—	(1.08)	20.16

2018	20.36	1.04	(0.12)	0.92	(1.14)	—	(1.14)	20.14

2017	20.11	1.25	0.50	1.75	(1.50)	—	(1.50)	20.36

2016	19.67	1.31	0.47	1.78	(1.34)	—	(1.34)	20.11

Class C (4/10)

2021(e)	18.49	0.38	1.01	1.39	(0.44)	—	(0.44)	19.44

2020	20.14	0.89	(1.56)	(0.67)	(0.98)	—	(0.98)	18.49

2019	20.11	0.88	0.08	0.96	(0.93)	—	(0.93)	20.14

2018	20.33	0.89	(0.13)	0.76	(0.98)	—	(0.98)	20.11

2017	20.08	1.11	0.49	1.60	(1.35)	—	(1.35)	20.33

2016	19.64	1.17	0.47	1.64	(1.20)	—	(1.20)	20.08

Class R6 (10/14)

2021(e)	18.60	0.48	1.02	1.50	(0.55)	—	(0.55)	19.55

2020	20.25	1.11	(1.57)	(0.46)	(1.19)	—	(1.19)	18.60

2019	20.22	1.11	0.07	1.18	(1.15)	—	(1.15)	20.25

2018	20.42	1.12	(0.13)	0.99	(1.19)	—	(1.19)	20.22

2017	20.14	1.39	0.45	1.84	(1.56)	—	(1.56)	20.42

2016	19.69	1.38	0.46	1.84	(1.39)	—	(1.39)	20.14

Class I (4/10)

2021(e)	18.53	0.47	1.02	1.49	(0.54)	—	(0.54)	19.48

2020	20.17	1.08	(1.55)	(0.47)	(1.17)	—	(1.17)	18.53

2019	20.15	1.08	0.07	1.15	(1.13)	—	(1.13)	20.17

2018	20.37	1.10	(0.13)	0.97	(1.19)	—	(1.19)	20.15

2017	20.11	1.28	0.53	1.81	(1.55)	—	(1.55)	20.37

2016	19.67	1.36	0.47	1.83	(1.39)	—	(1.39)	20.11

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

7.97%	$48,703	1.01	%*	4.69	%*	0.99	%*	4.70	%*	68%

(2.58)	39,747	1.04		5.38		1.00		5.43		128

5.73	47,647	1.04		5.17		1.00		5.22		70

4.68	52,494	1.04		5.15		1.00		5.19		43

8.95	86,950	0.99		6.13		0.99		6.14		55

9.73	97,672	1.03		6.88		1.03		6.88		42

7.57	31,998	1.76	*	3.91	*	1.75	*	3.93	*	68

(3.33)	36,222	1.80		4.65		1.75		4.70		128

4.94	54,408	1.80		4.42		1.75		4.47		70

3.93	63,854	1.79		4.39		1.75		4.43		43

8.15	80,828	1.75		5.45		1.74		5.45		55

8.92	87,788	1.79		6.16		1.79		6.16		42

8.12	7,228	0.68	*	5.00	*	0.66	*	5.02	*	68

(2.19)	6,567	0.68		5.78		0.63		5.82		128

6.09	6,651	0.68		5.53		0.64		5.58		70

5.09	7,064	0.68		5.49		0.64		5.54		43

9.32	4,494	0.67		6.76		0.67		6.76		55

10.06	9,146	0.70		7.27		0.70		7.27		42

8.08	528,562	0.76	*	4.92	*	0.74	*	4.94	*	68

(2.29)	427,818	0.79		5.62		0.75		5.67		128

5.98	492,539	0.79		5.41		0.75		5.45		70

4.93	586,060	0.79		5.41		0.75		5.45		43

9.26	556,776	0.74		6.31		0.74		6.31		55

9.96	452,639	0.78		7.14		0.78		7.14		42

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended March 31, 2021.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Floating Rate Income

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Class (Commencement Date) Year Ended September 30,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV

Class A (5/11)

2021(e)	$17.80	$0.38	$1.00	$1.38	$(0.39)	$—	$(0.39)	$18.79

2020	19.08	0.80	(1.14)	(0.34)	(0.94)	—	(0.94)	17.80

2019	19.65	0.93	(0.56)	0.37	(0.94)	—	(0.94)	19.08

2018	19.64	0.79	0.05	0.84	(0.83)	—	(0.83)	19.65

2017	19.71	0.78	0.18	0.96	(1.03)	—	(1.03)	19.64

2016	19.76	0.95	(0.03)	0.92	(0.97)	—	(0.97)	19.71

Class C (5/11)

2021(e)	17.80	0.31	1.00	1.31	(0.32)	—	(0.32)	18.79

2020	19.08	0.66	(1.14)	(0.48)	(0.80)	—	(0.80)	17.80

2019	19.65	0.79	(0.56)	0.23	(0.80)	—	(0.80)	19.08

2018	19.63	0.64	0.06	0.70	(0.68)	—	(0.68)	19.65

2017	19.71	0.64	0.16	0.80	(0.88)	—	(0.88)	19.63

2016	19.76	0.81	(0.04)	0.77	(0.82)	—	(0.82)	19.71

Class R6 (1/15)

2021(e)	17.88	0.42	1.01	1.43	(0.42)	—	(0.42)	18.89

2020	19.17	0.86	(1.15)	(0.29)	(1.00)	—	(1.00)	17.88

2019	19.73	1.06	(0.62)	0.44	(1.00)	—	(1.00)	19.17

2018	19.68	0.90	0.02	0.92	(0.87)	—	(0.87)	19.73

2017	19.74	0.86	0.16	1.02	(1.08)	—	(1.08)	19.68

2016	19.77	0.87	0.12	0.99	(1.02)	—	(1.02)	19.74

Class I (5/11)

2021(e)	17.81	0.41	1.00	1.41	(0.41)	—	(0.41)	18.81

2020	19.10	0.84	(1.15)	(0.31)	(0.98)	—	(0.98)	17.81

2019	19.67	0.97	(0.55)	0.42	(0.99)	—	(0.99)	19.10

2018	19.65	0.84	0.05	0.89	(0.87)	—	(0.87)	19.67

2017	19.72	0.82	0.19	1.01	(1.08)	—	(1.08)	19.65

2016	19.77	1.00	(0.03)	0.97	(1.02)	—	(1.02)	19.72

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

7.85%	$91,747	1.05	%*	4.19	%*	1.05	%*	4.19	%*	26%

(1.81)	90,684	1.01		4.43		1.01		4.43		63

1.93	112,723	1.00		4.81		1.00		4.81		32

4.40	220,648	1.04		4.02		1.04		4.02		33

4.95	257,236	0.99		3.96		0.99		3.96		58

4.88	122,787	1.00		4.93		1.00		4.93		40

7.40	31,376	1.80	*	3.43	*	1.80	*	3.43	*	26

(2.50)	33,375	1.76		3.66		1.76		3.66		63

1.21	53,639	1.75		4.10		1.75		4.10		32

3.61	87,289	1.79		3.28		1.79		3.28		33

4.12	90,616	1.74		3.22		1.74		3.22		58

4.14	46,412	1.75		4.22		1.75		4.22		40

7.99	76,009	0.72	*	4.51	*	0.72	*	4.51	*	26

(1.46)	55,634	0.67		4.75		0.67		4.75		63

2.34	54,122	0.66		5.53		0.66		5.53		32

4.80	2,298	0.65		4.58		0.65		4.58		33

5.26	1,114	0.66		4.33		0.66		4.33		58

5.24	1,658	0.70		5.30		0.70		5.30		40

7.97	593,251	0.80	*	4.43	*	0.80	*	4.43	*	26

(1.56)	535,410	0.76		4.65		0.76		4.65		63

2.24	895,304	0.76		5.04		0.76		5.04		32

4.65	2,126,985	0.79		4.29		0.79		4.29		33

5.20	1,866,183	0.75		4.20		0.75		4.20		58

5.14	668,302	0.75		5.19		0.75		5.19		40

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.

(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Note 7 – Management Fees and Other Transactions with Affiliates for more information.
(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended March 31, 2021.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

The Nuveen Investment Trust III (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen High Yield Income Fund (“High Yield Income”) and Nuveen Floating Rate Income Fund (“Floating Rate Income”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on August 20, 1998.

The end of the reporting period for the Funds is March 31, 2021, and the period covered by these Notes to Financial Statements is the six month ended March 31, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions.

Prior to December 31, 2020, the Adviser had entered into a sub-advisory agreement with Symphony Asset Management, LLC (“Symphony”), an affiliate of the Adviser, under which Symphony managed the investment portfolios of the Funds. Effective as of December 31, 2020, Symphony merged into Nuveen Asset Management, LLC (“NAM” and the “Sub-Adviser”), also an affiliate of the Adviser, and assumed management responsibilities for the Funds’ investment portfolios. In connection with the transfer of sub-advisory responsibilities from Symphony to NAM, the Funds entered into an amended and restated sub-advisory agreement with NAM that is substantially identical to the prior sub-advisory agreement with Symphony.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more ($500,000 or more for Floating Rate Income) are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the

Notes to Financial Statements (Unaudited) (continued)

SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

High Yield Income Fund	Level 1	Level 2		Level 3	Total
Long-Term Investments*:
Corporate Bonds	$—	$453,726,727		$—	$453,726,727
Variable Rate Senior Loan Interests	—	113,069,348		5,434,663	118,504,011
Common Stocks**	—	4,863,189		10	4,863,199
Convertible Bonds	—	1,730,340		—	1,730,340
Warrants**	—	405,567		—	405,567
Common Stock Rights**	—	—	***	—	—
Investments Purchased with Collateral from Securities Lending	14,885,194	—		—	14,885,194
Short-Term Investments:
Investment Companies	33,143,361	—		—	33,143,361
Total	$48,028,555	$573,795,171		$5,434,673	$627,258,399

Floating Rate Income Fund	Level 1	Level 2		Level 3	Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$663,690,912		$3,037,162	$666,728,074
Corporate Bonds	—	107,942,056		—	107,942,056
Common Stocks**	6,009,091	7,499,747		3,159,224	16,668,062
Warrants**	2,275	456,310		7,553	466,138
Convertible Preferred Securities**	—	268,414		—	268,414
Common Stock Rights**	—	—	***	—	—
Short-Term Investments:
Investment Companies	48,015,325	—		—	48,015,325
Total	$54,026,691	$779,857,439		$6,203,939	$840,088,069
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3.
***	Value equals zero as of the end of the reporting period.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Funds’ outstanding unfunded senior loan commitments were as follows:

	High Yield Income	Floating Rate Income
Outstanding unfunded senior loan commitments	$584,094	$5,939,474

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

Securities Lending

High Yield Income may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.

As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
High Yield Income	Corporate Bonds	$14,327,822	$14,885,194

Notes to Financial Statements (Unaudited) (continued)

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:

	High Yield Income	Floating Rate Income
Purchases	$441,488,744	$228,248,665
Sales and maturities	371,266,117	185,941,886

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Six Months Ended 3/31/21		Year Ended 9/30/20
High Yield Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,015,950	19,475,429	2,094,513	40,219,136
Class C	71,867	1,391,646	81,248	1,545,578
Class R6	63,889	1,238,629	125,000	2,338,363
Class I	8,095,464	155,391,175	15,169,152	283,663,295
Shares issued to shareholders due to reinvestment of distributions:
Class A	50,055	963,083	144,454	2,750,271
Class C	41,419	795,425	111,220	2,104,305
Class R6	9,185	177,487	19,643	372,380
Class I	678,281	13,065,236	1,352,713	25,680,175
	10,026,110	192,498,110	19,097,943	358,673,503
Shares redeemed:
Class A	(709,929)	(13,512,104)	(2,455,553)	(43,116,496)
Class C	(425,571)	(8,220,650)	(935,950)	(17,636,706)
Class R6	(56,420)	(1,090,888)	(120,000)	(2,269,095)
Class I	(4,725,593)	(91,458,645)	(17,848,561)	(342,050,609)
	(5,917,513)	(114,282,287)	(21,360,064)	(405,072,906)
Net increase (decrease)	4,108,597	78,215,823	(2,262,121)	(46,399,403)

	Six Months Ended 3/31/21		Year Ended 9/30/20
Floating Rate Income	Shares	Amount	Shares	Amount
Shares sold:
Class A	861,400	16,097,675	1,506,851	27,100,155
Class A – automatic conversion of Class C Shares	25	454	1,990	37,153
Class C	102,674	1,916,789	208,562	3,863,094
Class R6	863,743	15,906,950	281,994	5,040,233
Class I	8,167,732	152,759,390	20,322,145	375,667,024
Shares issued to shareholders due to reinvestment of distributions:
Class A	73,524	1,357,053	208,774	3,780,579
Class C	26,720	493,357	86,431	1,568,431
Class R6	81,499	1,515,169	163,051	2,955,415
Class I	579,857	10,717,521	2,016,547	36,499,651
	10,757,174	200,764,358	24,796,345	456,511,735
Shares redeemed:
Class A	(1,148,051)	(21,113,289)	(2,529,746)	(45,221,584)
Class C	(334,869)	(6,166,873)	(1,229,054)	(22,262,056)
Class C – automatic conversion to Class A Shares	(25)	(454)	(1,990)	(37,153)
Class R6	(31,465)	(586,585)	(157,317)	(2,777,845)
Class I	(7,267,920)	(134,175,630)	(39,165,677)	(704,103,527)
	(8,782,330)	(162,042,831)	(43,083,784)	(774,402,165)
Net increase (decrease)	1,974,844	38,721,527	(18,287,439)	(317,890,430)

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Unaudited) (continued)

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2021.

	High Yield Income	Floating Rate Income
Tax cost of investments	$630,160,489	$861,292,610
Gross unrealized:
Appreciation	$16,908,402	16,590,435
Depreciation	(19,810,492)	(37,794,976)
Net unrealized appreciation (depreciation) of investments	$(2,902,090)	$(21,204,541)

Permanent differences, primarily due to bond premium amortization adjustments and treatment of notional principal contracts resulted in reclassifications among the Funds’ components of net assets as of September 30, 2020, the Funds’ last tax year end.

The tax components of undistributed net ordinary income and net long-term capital gains as of September 30, 2020, the Funds’ last tax year end, were as follows:

	High Yield Income	Floating Rate Income
Undistributed net ordinary income[1],2	$4,366,353	$1,683,072
Undistributed net long-term capital gains	—	—
[1]	Undistributed net ordinary income (on a tax basis) has not been reduced for the dividends declared during the period September 1, 2020 through September 30, 2020, and paid on October 1, 2020.
[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended September 30, 2020 was designated for purposes of the dividends paid deduction as follows:

	High Yield Income	Floating Rate Income
Distributions from net ordinary income[2]	$32,789,767	$49,539,771
Distributions from net long-term capital gains	—	—
[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of September 30, 2020, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

	High Yield Income	Floating Rate Income
Not subject to expiration:
Short-term	$23,277,823	$37,164,073
Long-term	138,491,071	143,215,475
Total	$161,768,894	$180,379,548

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Net Assets	High Yield Income	Floating Rate Income
For the first $125 million	0.4500%	0.4500%
For the next $125 million	0.4375	0.4375
For the next $250 million	0.4250	0.4250
For the next $500 million	0.4125	0.4125
For the next $1 billion	0.4000	0.4000
For the next $3 billion	0.3750	0.3750
For the next $5 billion	0.3500	0.3500
For net assets over $10 billion	0.3375	0.3375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of March 31, 2021, the complex-level fee for each Fund was 0.1555%.

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of each fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of shareholders of the Funds.

Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
High Yield Income	0.79%	July 31, 2022	1.35%
Floating Rate Income	0.85	July 31, 2022	1.10

Distribution and Service Fees

The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6 and Class Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.

Notes to Financial Statements (Unaudited) (continued)

Other Transactions with Affiliates

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	High Yield Income	Floating Rate Income
Sales charges collected	$114,189	$62,763
Paid to financial intermediaries	100,609	58,702

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	High Yield Income	Floating Rate Income
Commission advances	$17,456	$54,352

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

	High Yield Income	Floating Rate Income
12b-1 fees retained	$7,715	$10,928

The remaining 12b-1 fees charged to each fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

	High Yield Income	Floating Rate Income
CDSC retained	$979	$52,028

As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:

Floating Rate Income
Nuveen owned shares	—%	*
*	Rounds to less than 1%.

8. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.

The credit facility has the following terms: a 0.10% upfront fee, 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, funds did not utilize this facility.

Additional Fund Information

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 6o6o6 Sub-Adviser Symphony Asset Management LLC 555 California Street Rene Suite 2975 San Francisco, CA 94104	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601 Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Transfer Agent and Shareholder Services DST Asset Manager Solutions, Inc. (DST) P.O. Box 219140 Kansas City, MO 64121-9140 (800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Credit Suisse Leveraged Loan Index: A representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE BofA U.S. High Yield Index: Tracks the performance of U.S. Dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges and management fees.

Lipper High Yield Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper High Yield Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Loan Participation Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Loan Participation Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management Agreement Approval Process

(Unaudited)

The Board of Trustees (the “Board,” and each Trustee, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), is responsible for determining whether to approve the respective Fund’s advisory arrangements, including sub-advisory arrangements. At a meeting held on May 19-21, 2020 (the “May Meeting”) at which it conducted its annual review of the advisory arrangements of the Funds, the Board approved, for each respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) and the sub-advisory agreement (each, a “Symphony Sub-Advisory Agreement”) with Symphony Asset Management LLC (“Symphony”), an affiliate of the Adviser. (A discussion of the Board’s approval at the May Meeting of the Investment Management Agreements and Symphony Sub-Advisory Agreements is included in the Funds’ annual report for the period ended September 30, 2020.) Subsequent to the May Meeting, the Adviser discussed with the Board the proposed merger (the “Reorganization”) of Symphony with and into Nuveen Asset Management, LLC (“NAM”), also an affiliate of the Adviser, and the transfer of a number of Symphony’s existing mandates to NAM. In this regard, for each Fund, the Adviser (i) proposed, upon the closing of the Reorganization, the transfer of such Fund’s Symphony Sub-Advisory Agreement to, and assumption of such agreement by, NAM (each, a “Transfer”) and (ii) requested that the Board approve an amended and restated sub-advisory agreement, effective as of the closing date of the Reorganization, between the Adviser and NAM (each, a “New Sub-Advisory Agreement”). Accordingly, at a meeting held on November 16-18, 2020 (the “November Meeting”), for each Fund, the Board approved the respective Transfer and New Sub-Advisory Agreement.

Although the 1940 Act requires that approvals of the Funds’ advisory arrangements be approved by the in-person vote of a majority of the Board Members, the May Meeting and the November Meeting were each held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting and the November Meeting were held in reliance on an order issued by the Securities and Exchange Commission on March 13, 2020, as extended on March 25, 2020, and in conjunction with the November Meeting, as further extended on June 19, 2020; such order provided registered investment companies temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

In conjunction with their evaluation of the New Sub-Advisory Agreements at the November Meeting, the Board Members had received, in adequate time in advance of the November Meeting and/or at prior meetings, materials that covered, among other things: (a) the nature, extent and quality of services expected to be provided by NAM; (b) the organization of NAM; (c) certain performance-related information (as described below); (d) the proposed sub-advisory fees of NAM and the profitability of Nuveen and its affiliates (including NAM) for their advisory activities; and (e) the soft dollar practices of NAM. At the November Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board.

In connection with its review of the New Sub-Advisory Agreements, the Board was advised by independent legal counsel. In addition, prior to the November Meeting, the Board Members had received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing advisory agreements. The Board’s decision to approve the New Sub-Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to approve the New Sub-Advisory Agreements and its conclusions.

A. Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services expected to be provided to the Funds by NAM under the New Sub-Advisory Agreements, including the portfolio management services. The Board acknowledged that while portfolio management services would be provided by NAM rather than Symphony following the Reorganization, no changes were expected to be made to, among other things, the nature and level of sub-advisory services provided to the Funds or the day-to-day management of the Funds. In this regard, the Board was aware that it was expected that the Symphony personnel who provided portfolio management services to the Funds prior to the Reorganization would continue to do so as personnel of NAM following the Reorganization. Notwithstanding the foregoing, the Board Members recognized that personnel changes may occur as a result of, for example, normal business developments or personal career decisions. Further, as NAM already serves as a sub-adviser to other Nuveen funds overseen by the Board Members, the Board has a good understanding of NAM’s organization and operations. As the Board Members meet regularly throughout the year to oversee the Nuveen funds, including Nuveen funds sub-advised by NAM, the Board Members also have relied upon their knowledge from their meetings and other interactions with respect to NAM in evaluating the New Sub-Advisory Agreements.

In addition, the Board noted that in connection with the Reorganization, management intended to bring together Nuveen and Symphony’s high-yield credit and leveraged loan capabilities to create a unified leveraged finance sector team, thereby combining Symphony’s credit expertise with the

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

capabilities of the Nuveen Global Fixed Income platform. It was also anticipated that the Reorganization would provide for a central fixed income platform, with the scale to more effectively position Nuveen’s capabilities.

Based on their review, the Board Members found that, overall, the nature, extent and quality of services expected to be provided to each Fund under the corresponding New Sub-Advisory Agreement were satisfactory and supported approval of such New Sub-Advisory Agreement.

B. Investment Performance

With respect to each Fund, at the May Meeting and at various other meetings, the Board considered such Fund’s performance over various time periods. In connection with approving the New Sub-Advisory Agreements, the Board recognized that there is no performance record for the Funds with NAM as the sub-adviser. The Board Members, however, were familiar with the performance records of other Nuveen funds sub-advised by NAM. Further, as noted above, the Board was aware that the Symphony personnel providing portfolio management services to the Funds prior to the Reorganization were expected to continue to do so as personnel of NAM following the Reorganization.

C. Sub-Advisory Fees and Profitability

At the May Meeting, the Board Members considered the Funds’ respective management fees and net expense ratios. In this regard, for each Fund, the Board had considered, among other things, the sub-advisory fee schedule paid to Symphony in light of the sub-advisory services provided to such Fund and any applicable breakpoint schedule, as well as comparative data of the fees Symphony charged to certain other clients. At the November Meeting, the Board considered the proposed sub-advisory fees to be paid to NAM. The Board recognized that, for each Fund, NAM’s sub-advisory fee under the applicable New Sub-Advisory Agreement would be the same as Symphony’s sub-advisory fee under the corresponding Symphony Sub-Advisory Agreement. Further, the Board observed that the appointment of NAM would not change the management fees incurred by the Funds as the Adviser pays the sub-adviser out of the management fee it receives from the Funds and the compensation paid to NAM would be the responsibility of the Adviser, not the Funds. In addition, due to their experience with other Nuveen funds, the Board Members were familiar with NAM’s fee rates for portfolio management services provided to other Nuveen funds. Further, the Board Members had previously considered information regarding fee rates charged to certain other types of clients (which may include retail and institutional managed accounts advised by NAM; investment companies offered outside the Nuveen family and sub-advised by NAM; foreign investment companies offered by Nuveen and sub-advised by NAM; and collective investment trusts sub-advised by NAM). In evaluating the New Sub-Advisory Agreements, based on its review, the Board concluded that, for each Fund, NAM’s sub-advisory fee was reasonable in light of the nature, extent and quality of services expected to be provided to such Fund.

With respect to profitability, at the May Meeting, the Board Members considered the profitability of the various sub-advisers to the Nuveen funds (including NAM) from their relationships with the Nuveen funds. In this regard, the Board Members had reviewed, among other things, NAM’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2019 as well as its pre-tax and after-tax net revenue margins for 2019 compared to such margins for 2018. The Board Members had also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for NAM for the calendar year ended December 31, 2019 and the pre- and post-tax revenue margins from 2019 and 2018. Based on their review, the Board Members had noted that NAM’s level of profitability was acceptable and not unreasonable in light of the services provided; this conclusion did not change as a result of the New Sub-Advisory Agreements.

D. Economies of Scale

At the May Meeting, the Board considered whether there had been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale had been appropriately shared with the funds. The Board had recognized that although economies of scale are difficult to measure, there are several methods to help share the benefits of economies of scale, including, among other things, breakpoints in the management fee schedule. The Board had noted that Nuveen generally has employed these various methods. In this regard, the Board was aware that, subject to certain exceptions, the management fee of the Adviser charged to the Nuveen funds (including the Funds) is generally comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule. The fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. Further, with respect to the New Sub-Advisory Agreements, given that each Fund pays a management fee to the Adviser and that the Adviser in turn would pay NAM, the Board recognized that the sharing of benefits from economies of scale is reflected in fund-level and complex-level breakpoints in the management fees at the Adviser level and the appointment of NAM would not change the management fees paid by a Fund or the sharing of economies of scale reflected in the corresponding advisory fee schedule.

Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that the Funds’ fee arrangements would appropriately reflect economies of scale for the benefit of shareholders.

E. Indirect Benefits

At the May Meeting, the Board Members considered any indirect benefits that the various sub-advisers to the Nuveen funds (including NAM and Symphony) or their respective affiliates may receive as a result of their relationship with the Nuveen funds. Additionally, the Board Members have noted that various sub-advisers (including NAM and, prior to the Reorganization, Symphony) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable

Nuveen funds, although the Board Members have recognized that certain sub-advisers may be phasing out the use of soft dollars over time. The Board Members have also noted that when transacting in fixed-income securities, the benefits for a sub-adviser that engages in soft dollar transactions may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions. Further, the Board Members have considered that although a sub-adviser that engages in soft dollar transactions may benefit from the receipt of research and other services that it may otherwise have to pay for out of its own resources, the research may also benefit the Nuveen funds to the extent it enhances the ability of the sub-adviser to manage such funds or is acquired through the commissions paid on portfolio transactions of other clients.

Based on its review, taking into account the New Sub-Advisory Agreements, the Board concluded that any indirect benefits to be received by NAM as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Approval of the New Sub-Advisory Agreements

The Board Members did not identify any single factor discussed previously as all important or controlling. The Board Members concluded that the terms of the New Sub-Advisory Agreements are fair and reasonable, that NAM’s fees are reasonable in light of the services to be provided to the Funds and that the New Sub-Advisory Agreements should be and were approved.

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 6o6o6. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	MSA-SCFR-0321P	1623144-INV- B-05/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: June 4, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: June 4, 2021